2013 Annual Report

RiverSource®
Variable Universal Life Insurance III

S-6211 T (5/14)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 that is offered through RiverSource® Variable Universal Life Insurance III (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Assets

Investments, at fair value(1),(2)	$1,982,812	$3,525,565	$151,593	$1,011,543	$3,979,403
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	112	3,121	—	1,147	172
Receivable for share redemptions	1,513	2,559	102	626	2,679

Total assets	1,984,437	3,531,245	151,695	1,013,316	3,982,254

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,513	2,559	100	625	2,559
Contract terminations	—	—	1	—	120
Payable for investments purchased	112	3,121	—	1,147	172

Total liabilities	1,625	5,680	101	1,772	2,851

Net assets applicable to Variable Life contracts in accumulation period	1,982,700	3,525,482	151,245	1,011,544	3,979,403
Net assets applicable to seed money	112	83	349	—	—

Total net assets	$1,982,812	$3,525,565	$151,594	$1,011,544	$3,979,403

(1) Investment shares	72,128	237,252	3,642	94,185	470,935
(2) Investments, at cost	$1,573,027	$3,451,413	$110,901	$761,631	$3,129,542

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Dec. 31, 2013 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$415,253	$15,309,380	$3,451,244	$8,937,472	$13,094,988
Dividends receivable	—	—	1	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,901	543	2,176	—
Receivable for share redemptions	364	—	—	—	—

Total assets	415,617	15,312,281	3,451,788	8,939,648	13,094,988

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	280	11,682	2,297	6,350	9,448
Contract terminations	84	—	81	6,582	11,465
Payable for investments purchased	—	—	—	—	—

Total liabilities	364	11,682	2,378	12,932	20,913

Net assets applicable to Variable Life contracts in accumulation period	415,172	15,300,576	3,447,413	8,926,640	13,074,064
Net assets applicable to seed money	81	23	1,997	76	11

Total net assets	$415,253	$15,300,599	$3,449,410	$8,926,716	$13,074,075

(1) Investment shares	203,755	779,103	3,451,244	891,963	724,681
(2) Investments, at cost	$380,325	$11,228,967	$3,450,966	$9,485,016	$9,586,186

See accompanying notes to financial statements.

2  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$2,882,936	$2,295,801	$3,350,782	$434,987	$891,053
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	313	31	208	—	25
Receivable for share redemptions	—	—	—	—	—

Total assets	2,883,249	2,295,832	3,350,990	434,987	891,078

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,023	1,666	2,334	326	642
Contract terminations	—	3,949	1,249	—	27
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,023	5,615	3,583	326	669

Net assets applicable to Variable Life contracts in accumulation period	2,881,226	2,290,142	3,347,407	434,503	890,331
Net assets applicable to seed money	—	75	—	158	78

Total net assets	$2,881,226	$2,290,217	$3,347,407	$434,661	$890,409

(1) Investment shares	182,580	216,585	469,297	50,056	101,835
(2) Investments, at cost	$2,683,378	$2,458,944	$3,146,399	$466,786	$985,930

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$7,418,679	$1,845,234	$24,406,984	$548,502	$781,851
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	6,016	197	135	27
Receivable for share redemptions	—	—	—	—	—

Total assets	7,418,679	1,851,250	24,407,181	548,637	781,878

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,705	1,289	18,225	369	577
Contract terminations	15,108	869	5,006	5	3
Payable for investments purchased	—	—	—	—	—

Total liabilities	20,813	2,158	23,231	374	580

Net assets applicable to Variable Life contracts in accumulation period	7,397,783	1,849,081	24,383,939	548,252	781,287
Net assets applicable to seed money	83	11	11	11	11

Total net assets	$7,397,866	$1,849,092	$24,383,950	$548,263	$781,298

(1) Investment shares	510,928	178,629	788,849	30,489	47,820
(2) Investments, at cost	$4,894,696	$1,222,289	$16,235,491	$403,553	$585,125

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap	Select Sm Cap	US Govt	Commodity
Dec. 31, 2013 (continued)	Cl 3	Val, Cl 3	Val, Cl 3	Mtge, Cl 3	Return

Assets

Investments, at fair value(1),(2)	$5,653,433	$350,779	$1,198,029	$2,179,393	$610,307
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	134	—	67	105	27
Receivable for share redemptions	—	—	—	—	427

Total assets	5,653,567	350,779	1,198,096	2,179,498	610,761

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,807	196	772	1,501	426
Contract terminations	148	—	—	—	1
Payable for investments purchased	—	—	—	—	27

Total liabilities	3,955	196	772	1,501	454

Net assets applicable to Variable Life contracts in accumulation period	5,649,588	350,572	1,197,312	2,177,921	610,307
Net assets applicable to seed money	24	11	12	76	—

Total net assets	$5,649,612	$350,583	$1,197,324	$2,177,997	$610,307

(1) Investment shares	424,432	21,815	65,110	213,248	97,028
(2) Investments, at cost	$3,779,225	$269,962	$833,841	$2,195,835	$781,371

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$1,254,191	$3,742,363	$4,278,192	$7,084,087	$1,542,270
Dividends receivable	4,206	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	65	3,004	238	398	—
Receivable for share redemptions	882	2,676	3,366	4,567	2,257

Total assets	1,259,344	3,748,043	4,281,796	7,089,052	1,544,527

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	882	2,667	2,537	4,412	973
Contract terminations	—	9	829	155	1,284
Payable for investments purchased	4,271	3,004	238	398	—

Total liabilities	5,153	5,680	3,604	4,965	2,257

Net assets applicable to Variable Life contracts in accumulation period	1,252,168	3,742,230	4,278,192	7,084,087	1,542,270
Net assets applicable to seed money	2,023	133	—	—	—

Total net assets	$1,254,191	$3,742,363	$4,278,192	$7,084,087	$1,542,270

(1) Investment shares	133,000	110,819	225,050	195,909	75,013
(2) Investments, at cost	$1,241,277	$2,639,305	$3,098,090	$5,815,235	$1,259,395

See accompanying notes to financial statements.

4  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Sm
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Cap Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$2,602,490	$2,679,398	$1,963,630	$6,468,665	$413,821
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,146	—	324	—	—
Receivable for share redemptions	1,764	2,106	1,471	7,548	2,589

Total assets	2,605,400	2,681,504	1,965,425	6,476,213	416,410

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,764	1,862	1,471	4,495	249
Contract terminations	—	244	—	3,053	2,340
Payable for investments purchased	1,146	—	324	—	—

Total liabilities	2,910	2,106	1,795	7,548	2,589

Net assets applicable to Variable Life contracts in accumulation period	2,602,412	2,679,174	1,963,531	6,468,581	413,821
Net assets applicable to seed money	78	224	99	84	—

Total net assets	$2,602,490	$2,679,398	$1,963,630	$6,468,665	$413,821

(1) Investment shares	186,826	111,317	90,783	347,031	27,460
(2) Investments, at cost	$3,004,463	$1,797,202	$1,540,161	$5,161,064	$337,879

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Assets

Investments, at fair value(1),(2)	$2,232,009	$460,105	$568,859	$12,257,073	$583,082
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	60	22	1,563	123
Receivable for share redemptions	1,537	248	440	9,280	378

Total assets	2,233,546	460,413	569,321	12,267,916	583,583

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,515	248	433	9,280	378
Contract terminations	22	—	7	—	—
Payable for investments purchased	—	60	22	1,563	123

Total liabilities	1,537	308	462	10,843	501

Net assets applicable to Variable Life contracts in accumulation period	2,231,924	460,105	568,775	12,257,073	583,000
Net assets applicable to seed money	85	—	84	—	82

Total net assets	$2,232,009	$460,105	$568,859	$12,257,073	$583,082

(1) Investment shares	135,110	9,088	32,175	318,945	27,859
(2) Investments, at cost	$1,624,554	$345,567	$426,397	$7,886,600	$480,686

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Assets

Investments, at fair value(1),(2)	$1,038,391	$417,547	$356,294	$522,478	$1,342,372
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	92	10	34	—	17
Receivable for share redemptions	643	301	265	296	935

Total assets	1,039,126	417,858	356,593	522,774	1,343,324

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	643	257	265	274	928
Contract terminations	—	44	—	21	7
Payable for investments purchased	92	10	34	—	17

Total liabilities	735	311	299	295	952

Net assets applicable to Variable Life contracts in accumulation period	1,038,253	417,461	356,209	522,479	1,342,286
Net assets applicable to seed money	138	86	85	—	86

Total net assets	$1,038,391	$417,547	$356,294	$522,479	$1,342,372

(1) Investment shares	29,770	78,046	18,347	9,199	160,956
(2) Investments, at cost	$822,432	$318,895	$284,295	$353,436	$809,112

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$597,331	$3,382,953	$2,060,366	$2,235,762	$1,701,118
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,469	1,620	—	9
Receivable for share redemptions	486	2,227	1,520	1,514	5,951

Total assets	597,817	3,387,649	2,063,506	2,237,276	1,707,078

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	431	2,227	1,331	1,507	1,225
Contract terminations	55	—	189	7	4,726
Payable for investments purchased	—	2,469	1,620	—	9

Total liabilities	486	4,696	3,140	1,514	5,960

Net assets applicable to Variable Life contracts in accumulation period	597,056	3,382,782	2,060,281	2,235,675	1,700,858
Net assets applicable to seed money	275	171	85	87	260

Total net assets	$597,331	$3,382,953	$2,060,366	$2,235,762	$1,701,118

(1) Investment shares	17,704	82,672	137,725	106,364	54,055
(2) Investments, at cost	$413,166	$3,315,515	$1,396,920	$1,605,076	$1,393,260

See accompanying notes to financial statements.

6  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Assets

Investments, at fair value(1),(2)	$395,871	$307,059	$869,671	$2,648,904	$746,716
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,027	—	131	19	85
Receivable for share redemptions	302	224	590	14,502	536

Total assets	398,200	307,283	870,392	2,663,425	747,337

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	302	200	590	1,892	536
Contract terminations	—	24	—	12,610	—
Payable for investments purchased	2,027	—	131	19	85

Total liabilities	2,329	224	721	14,521	621

Net assets applicable to Variable Life contracts in accumulation period	395,793	306,866	869,505	2,648,752	746,493
Net assets applicable to seed money	78	193	166	152	223

Total net assets	$395,871	$307,059	$869,671	$2,648,904	$746,716

(1) Investment shares	42,339	21,548	21,489	481,619	27,124
(2) Investments, at cost	$366,115	$247,866	$683,287	$2,617,229	$551,264

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$2,239,127	$608,035	$558,452	$189,917	$8,506,896
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5	—	6,858	—	—
Receivable for share redemptions	3,364	426	344	139	6,793

Total assets	2,242,496	608,461	565,654	190,056	8,513,689

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,671	409	344	139	6,523
Contract terminations	1,693	17	—	—	270
Payable for investments purchased	5	—	6,858	—	—

Total liabilities	3,369	426	7,202	139	6,793

Net assets applicable to Variable Life contracts in accumulation period	2,238,972	607,950	558,452	189,832	8,506,896
Net assets applicable to seed money	155	85	—	85	—

Total net assets	$2,239,127	$608,035	$558,452	$189,917	$8,506,896

(1) Investment shares	203,928	34,785	78,989	13,290	274,593
(2) Investments, at cost	$2,253,204	$457,751	$534,611	$160,812	$6,236,564

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$456,263	$2,962,346	$2,953,464	$7,556,224	$18,307,144
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,856	3,148	544	2,049
Receivable for share redemptions	229	1,858	1,755	—	—

Total assets	456,492	2,966,060	2,958,367	7,556,768	18,309,193

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	229	1,858	1,754	4,838	13,367
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	1,856	3,148	—	—

Total liabilities	229	3,714	4,902	4,838	13,367

Net assets applicable to Variable Life contracts in accumulation period	456,147	2,962,346	2,953,465	7,551,919	18,295,815
Net assets applicable to seed money	116	—	—	11	11

Total net assets	$456,263	$2,962,346	$2,953,465	$7,551,930	$18,295,826

(1) Investment shares	14,974	230,892	178,349	503,077	1,217,230
(2) Investments, at cost	$328,372	$2,462,528	$2,811,557	$6,211,401	$13,441,910

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$767,616	$692,621	$2,371,003	$20,961,081	$40,426,281
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	73	—	—	20,189	13,295
Receivable for share redemptions	—	—	—	—	—

Total assets	767,689	692,621	2,371,003	20,981,270	40,439,576

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	570	505	1,895	15,399	29,775
Contract terminations	47	16	39	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	617	521	1,934	15,399	29,775

Net assets applicable to Variable Life contracts in accumulation period	766,997	692,080	2,369,059	20,965,860	40,409,790
Net assets applicable to seed money	75	20	10	11	11

Total net assets	$767,072	$692,100	$2,369,069	$20,965,871	$40,409,801

(1) Investment shares	87,928	57,622	197,419	1,537,864	2,961,632
(2) Investments, at cost	$831,578	$652,061	$2,189,487	$18,016,705	$31,483,241

See accompanying notes to financial statements.

8  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Assets

Investments, at fair value(1),(2)	$19,934,112	$56,966,963	$2,525,175	$5,436,116	$748,676
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	115,611	12	292	—	23
Receivable for share redemptions	—	—	—	—	—

Total assets	20,049,723	56,966,975	2,525,467	5,436,116	748,699

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,335	40,502	1,767	4,093	555
Contract terminations	269	24,322	—	9	3
Payable for investments purchased	—	—	—	—	—

Total liabilities	13,604	64,824	1,767	4,102	558

Net assets applicable to Variable Life contracts in accumulation period	20,036,108	56,902,140	2,523,679	5,432,004	748,130
Net assets applicable to seed money	11	11	21	10	11

Total net assets	$20,036,119	$56,902,151	$2,523,700	$5,432,014	$748,141

(1) Investment shares	1,387,203	3,958,788	197,588	424,365	33,558
(2) Investments, at cost	$16,853,396	$43,308,775	$2,268,745	$4,517,251	$471,708

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Assets

Investments, at fair value(1),(2)	$342,440	$139,346	$5,678,000	$6,469,202	$1,152,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,806	—	594	329	70
Receivable for share redemptions	—	—	—	—	708

Total assets	344,246	139,346	5,678,594	6,469,531	1,153,139

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	255	96	4,029	4,498	706
Contract terminations	12	32	—	243	2
Payable for investments purchased	—	—	—	—	70

Total liabilities	267	128	4,029	4,741	778

Net assets applicable to Variable Life contracts in accumulation period	343,957	139,207	5,674,425	6,464,619	1,152,279
Net assets applicable to seed money	22	11	140	171	82

Total net assets	$343,979	$139,218	$5,674,565	$6,464,790	$1,152,361

(1) Investment shares	24,996	8,379	164,342	157,287	209,520
(2) Investments, at cost	$247,028	$ 97,800	$4,793,549	$4,780,363	$1,000,381

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$920,674	$846,113
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	43	17
Receivable for share redemptions	688	625

Total assets	921,405	846,755

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	681	619
Contract terminations	7	6
Payable for investments purchased	43	17

Total liabilities	731	642

Net assets applicable to Variable Life contracts in accumulation period	920,460	845,996
Net assets applicable to seed money	214	117

Total net assets	$920,674	$846,113

(1) Investment shares	35,207	75,411
(2) Investments, at cost	$628,394	$594,082

See accompanying notes to financial statements.

10  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Operations

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Investment income

Dividend income	$ 15,396	$193,721	$ —	$ 16,120	$ 62,038
Variable account expenses	12,996	27,865	990	6,917	28,430

Investment income (loss) — net	2,400	165,856	(990)	9,203	33,608

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	206,702	793,807	54,458	189,366	994,828
Cost of investments sold	171,355	838,583	42,897	152,895	877,056

Net realized gain (loss) on sales of investments	35,347	(44,776)	11,561	36,471	117,772
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	374,842	517,670	31,500	140,803	848,407

Net gain (loss) on investments	410,189	472,894	43,061	177,274	966,179

Net increase (decrease) in net assets resulting from operations	$412,589	$638,750	$42,071	$186,477	$999,787

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 4,138	$ —	$ 357	$ 440,292	$ —
Variable account expenses	2,962	126,704	27,680	82,525	103,657

Investment income (loss) — net	1,176	(126,704)	(27,323)	357,767	(103,657)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	115,632	1,961,602	1,198,628	3,354,235	2,383,790
Cost of investments sold	101,506	1,570,330	1,198,481	3,346,591	1,893,049

Net realized gain (loss) on sales of investments	14,126	391,272	147	7,644	490,741
Distributions from capital gains	34,907	—	—	440,157	—
Net change in unrealized appreciation or depreciation of investments	8,306	2,414,027	(148)	(1,132,923)	2,404,890

Net gain (loss) on investments	57,339	2,805,299	(1)	(685,122)	2,895,631

Net increase (decrease) in net assets resulting from operations	$ 58,515	$2,678,595	$ (27,324)	$ (327,355)	$2,791,974

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 16,831	$ 144,575	$ 222,100	$ 27,817	$ 121,773
Variable account expenses	23,535	21,254	28,138	2,750	7,793

Investment income (loss) — net	(6,704)	123,321	193,962	25,067	113,980

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	490,780	621,766	1,049,521	123,213	272,165
Cost of investments sold	460,978	638,430	955,670	133,411	297,075

Net realized gain (loss) on sales of investments	29,802	(16,664)	93,851	(10,198)	(24,910)
Distributions from capital gains	—	17,363	—	20,993	89,633
Net change in unrealized appreciation or depreciation of investments	(99,757)	(355,176)	(117,798)	(31,801)	(141,336)

Net gain (loss) on investments	(69,955)	(354,477)	(23,947)	(21,006)	(76,613)

Net increase (decrease) in net assets resulting from operations	$ (76,659)	$(231,156)	$ 170,015	$ 4,061	$ 37,367

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  11

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 116,260	$ —	$ —	$ —	$ —
Variable account expenses	61,920	13,718	190,313	4,170	5,010

Investment income (loss) — net	54,340	(13,718)	(190,313)	(4,170)	(5,010)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,019,095	416,338	2,751,482	202,575	90,253
Cost of investments sold	732,710	306,825	2,091,466	161,780	74,344

Net realized gain (loss) on sales of investments	286,385	109,513	660,016	40,795	15,909
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,005,073	339,035	5,741,812	103,065	158,847

Net gain (loss) on investments	1,291,458	448,548	6,401,828	143,860	174,756

Net increase (decrease) in net assets resulting from operations	$1,345,798	$434,830	$6,211,515	$139,690	$169,746

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Investment income

Dividend income	$ —	$ —	$ —	$ 14,566	$ —
Variable account expenses	40,558	1,598	7,799	19,260	5,340

Investment income (loss) — net	(40,558)	(1,598)	(7,799)	(4,694)	(5,340)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,310,906	52,769	396,390	963,691	155,080
Cost of investments sold	935,409	41,042	299,796	954,706	196,528

Net realized gain (loss) on sales of investments	375,497	11,727	96,594	8,985	(41,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,023,060	63,225	289,997	(71,443)	(31,575)

Net gain (loss) on investments	1,398,557	74,952	386,591	(62,458)	(73,023)

Net increase (decrease) in net assets resulting from operations	$1,357,999	$73,354	$378,792	$ (67,152)	$ (78,363)

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$ 40,485	$ 27,929	$ 69,988	$ 26,244	$ 17,657
Variable account expenses	9,322	27,103	27,831	46,567	10,277

Investment income (loss) — net	31,163	826	42,157	(20,323)	7,380

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	294,915	566,327	1,095,285	1,263,005	362,404
Cost of investments sold	290,058	436,305	863,633	998,769	348,204

Net realized gain (loss) on sales of investments	4,857	130,022	231,652	264,236	14,200
Distributions from capital gains	6,812	978	—	825,313	5,245
Net change in unrealized appreciation or depreciation of investments	(9,780)	718,916	829,241	848,322	335,435

Net gain (loss) on investments	1,889	849,916	1,060,893	1,937,871	354,880

Net increase (decrease) in net assets resulting from operations	$ 33,052	$850,742	$1,103,050	$1,917,548	$362,260

See accompanying notes to financial statements.

12  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Operations

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Investment income

Dividend income	$123,099	$ 30,938	$ 37,728	$ 50,756	$ 3,744
Variable account expenses	21,597	19,503	15,586	47,480	2,700

Investment income (loss) — net	101,502	11,435	22,142	3,276	1,044

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	680,191	548,348	240,260	1,296,730	102,129
Cost of investments sold	791,162	408,308	200,992	1,027,450	78,006

Net realized gain (loss) on sales of investments	(110,971)	140,040	39,268	269,280	24,123
Distributions from capital gains	—	39,927	—	489,741	47,263
Net change in unrealized appreciation or depreciation of investments	53,071	523,096	358,194	824,868	40,888

Net gain (loss) on investments	(57,900)	703,063	397,462	1,583,889	112,274

Net increase (decrease) in net assets resulting from operations	$ 43,602	$714,498	$419,604	$1,587,165	$113,318

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Investment income

Dividend income	$ 23,007	$ 1,713	$ 7,248	$ 160,975	$ 11,542
Variable account expenses	16,393	2,633	4,061	101,378	3,521

Investment income (loss) — net	6,614	(920)	3,187	59,597	8,021

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	519,914	148,794	95,390	1,672,137	133,367
Cost of investments sold	406,125	133,855	77,864	1,169,965	109,402

Net realized gain (loss) on sales of investments	113,789	14,939	17,526	502,172	23,965
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	508,633	119,893	105,954	2,302,756	79,452

Net gain (loss) on investments	622,422	134,832	123,480	2,804,928	103,417

Net increase (decrease) in net assets resulting from operations	$629,036	$133,912	$126,667	$2,864,525	$111,438

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Investment income

Dividend income	$ 9,511	$ 1,414	$ —	$ 1,768	$ —
Variable account expenses	6,650	2,605	2,836	3,005	9,361

Investment income (loss) — net	2,861	(1,191)	(2,836)	(1,237)	(9,361)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	278,529	66,369	129,481	172,611	213,455
Cost of investments sold	234,828	57,548	106,845	128,057	145,061

Net realized gain (loss) on sales of investments	43,701	8,821	22,636	44,554	68,394
Distributions from capital gains	—	—	26,424	—	—
Net change in unrealized appreciation or depreciation of investments	109,441	102,910	25,522	88,343	288,077

Net gain (loss) on investments	153,142	111,731	74,582	132,897	356,471

Net increase (decrease) in net assets resulting from operations	$156,003	$110,540	$ 71,746	$131,660	$347,110

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  13

Statements of Operations

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$ 3,594	$ 99,053	$ 8,428	$ —	$ 34,027
Variable account expenses	4,494	24,793	15,226	14,496	13,300

Investment income (loss) — net	(900)	74,260	(6,798)	(14,496)	20,727

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	127,024	769,142	581,220	337,546	256,953
Cost of investments sold	99,523	811,216	405,869	274,107	213,427

Net realized gain (loss) on sales of investments	27,501	(42,074)	175,351	63,439	43,526
Distributions from capital gains	—	—	63,341	16,104	30,279
Net change in unrealized appreciation or depreciation of investments	112,292	378,880	276,291	561,172	177,012

Net gain (loss) on investments	139,793	336,806	514,983	640,715	250,817

Net increase (decrease) in net assets resulting from operations	$138,893	$411,066	$508,185	$626,219	$271,544

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Investment income

Dividend income	$ 10,237	$ 609	$ 8,428	$ 141,934	$ 3,756
Variable account expenses	2,647	2,076	5,838	24,636	4,653

Investment income (loss) — net	7,590	(1,467)	2,590	117,298	(897)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	73,809	108,251	246,567	964,906	128,742
Cost of investments sold	64,412	102,971	202,330	935,524	95,875

Net realized gain (loss) on sales of investments	9,397	5,280	44,237	29,382	32,867
Distributions from capital gains	—	5,756	—	—	6,484
Net change in unrealized appreciation or depreciation of investments	(14,924)	73,007	114,129	(186,056)	130,143

Net gain (loss) on investments	(5,527)	84,043	158,366	(156,674)	169,494

Net increase (decrease) in net assets resulting from operations	$ 2,063	$ 82,576	$160,956	$ (39,376)	$168,597

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$ 121,667	$ 4,704	$ 42,382	$ 1,882	$ 56,673
Variable account expenses	25,190	3,785	4,386	1,224	67,430

Investment income (loss) — net	96,477	919	37,996	658	(10,757)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,831,905	113,072	267,234	22,857	1,022,149
Cost of investments sold	1,802,226	91,784	260,427	20,447	873,962

Net realized gain (loss) on sales of investments	29,679	21,288	6,807	2,410	148,187
Distributions from capital gains	—	13,415	—	—	—
Net change in unrealized appreciation or depreciation of investments	(161,658)	119,131	(4,555)	31,530	2,205,373

Net gain (loss) on investments	(131,979)	153,834	2,252	33,940	2,353,560

Net increase (decrease) in net assets resulting from operations	$ (35,502)	$154,753	$ 40,248	$34,598	$2,342,803

See accompanying notes to financial statements.

14  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Operations

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 1,893	$ 14,315	$ 95,905	$ —	$ —
Variable account expenses	2,226	20,826	20,022	44,940	144,013

Investment income (loss) — net	(333)	(6,511)	75,883	(44,940)	(144,013)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	96,903	820,362	671,027	951,289	3,508,160
Cost of investments sold	78,428	733,550	734,331	800,432	2,714,051

Net realized gain (loss) on sales of investments	18,475	86,812	(63,304)	150,857	794,109
Distributions from capital gains	—	75,020	—	—	—
Net change in unrealized appreciation or depreciation of investments	97,867	361,940	465,891	921,505	2,360,900

Net gain (loss) on investments	116,342	523,772	402,587	1,072,362	3,155,009

Net increase (decrease) in net assets resulting from operations	$116,009	$517,261	$478,470	$1,027,422	$3,010,996

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	8,269	6,408	24,921	155,717	352,707

Investment income (loss) — net	(8,269)	(6,408)	(24,921)	(155,717)	(352,707)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	487,393	570,256	1,570,515	2,073,380	8,644,202
Cost of investments sold	510,936	538,848	1,455,364	1,836,987	6,951,826

Net realized gain (loss) on sales of investments	(23,543)	31,408	115,151	236,393	1,692,376
Distributions from capital gains	33,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(64,165)	(8,110)	(26,434)	1,706,719	2,769,068

Net gain (loss) on investments	(53,989)	23,298	88,717	1,943,112	4,461,444

Net increase (decrease) in net assets resulting from operations	$ (62,258)	$ 16,890	$ 63,796	$1,787,395	$4,108,737

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	127,311	437,027	21,529	51,831	5,928

Investment income (loss) — net	(127,311)	(437,027)	(21,529)	(51,831)	(5,928)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,269,538	7,464,524	1,076,222	2,232,017	185,065
Cost of investments sold	1,954,882	5,873,353	976,483	1,905,872	124,245

Net realized gain (loss) on sales of investments	314,656	1,591,171	99,739	326,145	60,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,024,538	6,209,645	80,143	93,782	139,934

Net gain (loss) on investments	2,339,194	7,800,816	179,882	419,927	200,754

Net increase (decrease) in net assets resulting from operations	$2,211,883	$7,363,789	$ 158,353	$ 368,096	$194,826

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  15

Statements of Operations

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Investment income

Dividend income	$ —	$ —	$132,132	$ 8,038	$ 23,102
Variable account expenses	3,276	1,016	41,872	48,367	7,821

Investment income (loss) — net	(3,276)	(1,016)	90,260	(40,329)	15,281

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	300,454	71,027	919,460	1,224,308	319,678
Cost of investments sold	245,717	55,577	803,494	950,468	276,930

Net realized gain (loss) on sales of investments	54,737	15,450	115,966	273,840	42,748
Distributions from capital gains	—	—	335,994	509,804	53,723
Net change in unrealized appreciation or depreciation of investments	38,992	22,589	434,028	918,743	73,746

Net gain (loss) on investments	93,729	38,039	885,988	1,702,387	170,217

Net increase (decrease) in net assets resulting from operations	$ 90,453	$37,023	$976,248	$1,662,058	$185,498

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2

Investment income

Dividend income	$ 1,774	$ —
Variable account expenses	7,589	5,885

Investment income (loss) — net	(5,815)	(5,885)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	308,060	135,520
Cost of investments sold	230,428	108,881

Net realized gain (loss) on sales of investments	77,632	26,639
Distributions from capital gains	—	33,932
Net change in unrealized appreciation or depreciation of investments	155,671	205,607

Net gain (loss) on investments	233,303	266,178

Net increase (decrease) in net assets resulting from operations	$227,488	$260,293

See accompanying notes to financial statements.

16  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$2,400	$165,856	$(990)	$9,203	$33,608
Net realized gain (loss) on sales of investments	35,347	(44,776)	11,561	36,471	117,772
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	374,842	517,670	31,500	140,803	848,407

Net increase (decrease) in net assets resulting from operations	412,589	638,750	42,071	186,477	999,787

Contract transactions

Contract purchase payments	109,791	335,980	5,282	38,531	204,447
Net transfers(1)	421,764	(210,424)	15,068	(19,919)	(176,735)
Transfers for policy loans	(10,942)	(38,502)	(796)	(18,054)	(33,499)
Policy charges	(40,139)	(119,386)	(6,530)	(29,049)	(134,704)
Contract terminations:
Surrender benefits	(71,527)	(149,703)	(9,701)	(29,389)	(324,159)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	408,947	(182,035)	3,323	(57,880)	(464,650)

Net assets at beginning of year	1,161,276	3,068,850	106,200	882,947	3,444,266

Net assets at end of year	$1,982,812	$3,525,565	$151,594	$1,011,544	$3,979,403

Accumulation unit activity

Units outstanding at beginning of year	787,546	2,268,084	84,607	705,402	1,873,080
Contract purchase payments	62,906	228,790	3,643	26,007	96,652
Net transfers(1)	227,570	(158,578)	13,618	(31,963)	(66,570)
Transfers for policy loans	(6,005)	(28,317)	(681)	(14,148)	(13,518)
Policy charges	(23,318)	(80,867)	(4,243)	(20,472)	(62,882)
Contract terminations:
Surrender benefits	(40,495)	(102,104)	(4,558)	(23,216)	(151,504)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,008,204	2,127,008	92,386	641,610	1,675,258

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  17

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2013 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,176	$(126,704)	$(27,323)	$357,767	$(103,657)
Net realized gain (loss) on sales of investments	14,126	391,272	147	7,644	490,741
Distributions from capital gains	34,907	—	—	440,157	—
Net change in unrealized appreciation or depreciation of investments	8,306	2,414,027	(148)	(1,132,923)	2,404,890

Net increase (decrease) in net assets resulting from operations	58,515	2,678,595	(27,324)	(327,355)	2,791,974

Contract transactions

Contract purchase payments	29,634	971,029	497,326	811,367	803,319
Net transfers(1)	40,959	(86,672)	(291,050)	(1,548,362)	(650,039)
Transfers for policy loans	381	(102,662)	(10,249)	(145,851)	(202,710)
Policy charges	(26,764)	(1,078,483)	(321,731)	(493,710)	(501,762)
Contract terminations:
Surrender benefits	(18,658)	(800,710)	(103,920)	(624,191)	(489,909)
Death benefits	—	(2,660)	—	(7,299)	(7,317)

Increase (decrease) from contract transactions	25,552	(1,100,158)	(229,624)	(2,008,046)	(1,048,418)

Net assets at beginning of year	331,186	13,722,162	3,706,358	11,262,117	11,330,519

Net assets at end of year	$415,253	$15,300,599	$3,449,410	$8,926,716	$13,074,075

Accumulation unit activity

Units outstanding at beginning of year	265,454	11,356,889	3,462,658	6,907,584	6,399,096
Contract purchase payments	21,731	728,003	457,462	500,166	398,960
Net transfers(1)	26,256	(120,368)	(214,255)	(893,190)	(289,473)
Transfers for policy loans	381	(78,197)	(8,408)	(90,395)	(100,120)
Policy charges	(20,269)	(812,885)	(302,637)	(305,497)	(248,868)
Contract terminations:
Surrender benefits	(14,160)	(597,351)	(98,505)	(385,474)	(245,252)
Death benefits	—	(1,983)	—	(4,386)	(3,588)

Units outstanding at end of year	279,393	10,474,108	3,296,315	5,728,808	5,910,755

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

18  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(6,704)	$123,321	$193,962	$25,067	$113,980
Net realized gain (loss) on sales of investments	29,802	(16,664)	93,851	(10,198)	(24,910)
Distributions from capital gains	—	17,363	—	20,993	89,633
Net change in unrealized appreciation or depreciation of investments	(99,757)	(355,176)	(117,798)	(31,801)	(141,336)

Net increase (decrease) in net assets resulting from operations	(76,659)	(231,156)	170,015	4,061	37,367

Contract transactions

Contract purchase payments	233,218	137,084	188,624	19,314	37,049
Net transfers(1)	(39,322)	(185,031)	(233,876)	434,932	(89,865)
Transfers for policy loans	(19,360)	(18,559)	(28,191)	(12,708)	(1,906)
Policy charges	(106,393)	(92,638)	(122,345)	(8,974)	(26,977)
Contract terminations:
Surrender benefits	(122,038)	(145,637)	(171,919)	(2,041)	(29,824)
Death benefits	—	—	(894)	—	—

Increase (decrease) from contract transactions	(53,895)	(304,781)	(368,601)	430,523	(111,523)

Net assets at beginning of year	3,011,780	2,826,154	3,545,993	77	964,565

Net assets at end of year	$2,881,226	$2,290,217	$3,347,407	$434,661	$890,409

Accumulation unit activity

Units outstanding at beginning of year	1,037,709	1,514,443	1,620,562	—	584,560
Contract purchase payments	82,483	76,621	84,302	21,752	21,930
Net transfers(1)	16,752	(79,240)	(72,389)	487,990	(56,931)
Transfers for policy loans	(7,329)	(10,173)	(13,299)	(14,404)	(1,082)
Policy charges	(37,414)	(52,046)	(54,675)	(10,192)	(16,014)
Contract terminations:
Surrender benefits	(44,072)	(81,321)	(76,821)	(2,322)	(17,969)
Death benefits	—	—	(395)	—	—

Units outstanding at end of year	1,048,129	1,368,284	1,487,285	482,824	514,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  19

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$54,340	$(13,718)	$(190,313)	$(4,170)	$(5,010)
Net realized gain (loss) on sales of investments	286,385	109,513	660,016	40,795	15,909
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,005,073	339,035	5,741,812	103,065	158,847

Net increase (decrease) in net assets resulting from operations	1,345,798	434,830	6,211,515	139,690	169,746

Contract transactions

Contract purchase payments	419,587	110,829	1,573,161	50,530	47,241
Net transfers(1)	(316,418)	(103,790)	(520,807)	(87,870)	264,382
Transfers for policy loans	(45,135)	(18,028)	(134,083)	(8,244)	(2,629)
Policy charges	(386,911)	(57,796)	(1,481,153)	(17,574)	(16,865)
Contract terminations:
Surrender benefits	(393,106)	(53,757)	(1,088,094)	(27,768)	(7,536)
Death benefits	(24)	(716)	(66)	—	—

Increase (decrease) from contract transactions	(722,007)	(123,258)	(1,651,042)	(90,926)	284,593

Net assets at beginning of year	6,774,075	1,537,520	19,823,477	499,499	326,959

Net assets at end of year	$7,397,866	$1,849,092	$24,383,950	$548,263	$781,298

Accumulation unit activity

Units outstanding at beginning of year	7,793,877	1,970,498	21,880,542	309,830	281,408
Contract purchase payments	437,079	124,047	1,501,448	28,031	34,714
Net transfers(1)	(388,170)	(204,135)	(766,915)	(49,277)	197,818
Transfers for policy loans	(44,838)	(17,116)	(104,711)	(4,472)	(2,113)
Policy charges	(409,406)	(63,096)	(1,441,642)	(9,682)	(12,148)
Contract terminations:
Surrender benefits	(421,717)	(59,304)	(1,037,262)	(15,803)	(6,056)
Death benefits	(24)	(956)	(64)	—	—

Units outstanding at end of year	6,966,801	1,749,938	20,031,396	258,627	493,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Operations

Investment income (loss) — net	$(40,558)	$(1,598)	$(7,799)	$(4,694)	$(5,340)
Net realized gain (loss) on sales of investments	375,497	11,727	96,594	8,985	(41,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,023,060	63,225	289,997	(71,443)	(31,575)

Net increase (decrease) in net assets resulting from operations	1,357,999	73,354	378,792	(67,152)	(78,363)

Contract transactions

Contract purchase payments	322,417	6,564	61,891	140,208	59,447
Net transfers(1)	(10,810)	133,921	15,942	(401,396)	(32,721)
Transfers for policy loans	(47,379)	(4,073)	(7,911)	(2,795)	(3,395)
Policy charges	(171,697)	(4,493)	(31,768)	(130,002)	(21,765)
Contract terminations:
Surrender benefits	(439,478)	(847)	(18,612)	(147,050)	(6,026)
Death benefits	—	—	—	(3,627)	—

Increase (decrease) from contract transactions	(346,947)	131,072	19,542	(544,662)	(4,460)

Net assets at beginning of year	4,638,560	146,157	798,990	2,789,811	693,130

Net assets at end of year	$5,649,612	$350,583	$1,197,324	$2,177,997	$610,307

Accumulation unit activity

Units outstanding at beginning of year	3,867,331	109,451	489,310	2,255,881	775,080
Contract purchase payments	226,393	4,734	29,983	116,099	71,754
Net transfers(1)	(168,182)	68,364	(11,774)	(296,940)	(58,278)
Transfers for policy loans	(40,600)	(2,337)	(6,855)	(2,423)	(4,136)
Policy charges	(122,966)	(3,052)	(15,388)	(107,947)	(26,173)
Contract terminations:
Surrender benefits	(329,312)	(660)	(9,805)	(119,400)	(7,627)
Death benefits	—	—	—	(2,881)	—

Units outstanding at end of year	3,432,664	176,500	475,471	1,842,389	750,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$31,163	$826	$42,157	$(20,323)	$7,380
Net realized gain (loss) on sales of investments	4,857	130,022	231,652	264,236	14,200
Distributions from capital gains	6,812	978	—	825,313	5,245
Net change in unrealized appreciation or depreciation of investments	(9,780)	718,916	829,241	848,322	335,435

Net increase (decrease) in net assets resulting from operations	33,052	850,742	1,103,050	1,917,548	362,260

Contract transactions

Contract purchase payments	59,496	199,445	237,038	285,438	78,683
Net transfers(1)	247,853	36,542	(177,360)	(267,090)	(15,194)
Transfers for policy loans	(8,265)	(32,274)	(71,279)	(41,622)	(18,448)
Policy charges	(33,092)	(103,099)	(156,757)	(245,378)	(46,702)
Contract terminations:
Surrender benefits	(75,970)	(76,238)	(262,350)	(372,195)	(128,743)
Death benefits	—	(801)	—	(1,143)	—

Increase (decrease) from contract transactions	190,022	23,575	(430,708)	(641,990)	(130,404)

Net assets at beginning of year	1,031,117	2,868,046	3,605,850	5,808,529	1,310,414

Net assets at end of year	$1,254,191	$3,742,363	$4,278,192	$7,084,087	$1,542,270

Accumulation unit activity

Units outstanding at beginning of year	825,958	2,535,376	2,588,197	2,623,266	1,037,639
Contract purchase payments	45,925	155,987	143,297	113,419	54,242
Net transfers(1)	188,571	(3,993)	(268,129)	(60,618)	(37,873)
Transfers for policy loans	(6,855)	(24,968)	(46,081)	(17,190)	(12,875)
Policy charges	(26,122)	(81,341)	(95,379)	(95,215)	(32,847)
Contract terminations:
Surrender benefits	(63,112)	(61,539)	(145,552)	(145,627)	(94,754)
Death benefits	—	(700)	—	(433)	—

Units outstanding at end of year	964,365	2,518,822	2,176,353	2,417,602	913,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$101,502	$11,435	$22,142	$3,276	$1,044
Net realized gain (loss) on sales of investments	(110,971)	140,040	39,268	269,280	24,123
Distributions from capital gains	—	39,927	—	489,741	47,263
Net change in unrealized appreciation or depreciation of investments	53,071	523,096	358,194	824,868	40,888

Net increase (decrease) in net assets resulting from operations	43,602	714,498	419,604	1,587,165	113,318

Contract transactions

Contract purchase payments	207,942	154,936	149,514	377,565	22,653
Net transfers(1)	(74,092)	(54,328)	(35,264)	36,507	(10,763)
Transfers for policy loans	(8,759)	(18,854)	(24,360)	(105,148)	(21,019)
Policy charges	(102,457)	(74,323)	(45,511)	(187,373)	(12,975)
Contract terminations:
Surrender benefits	(140,807)	(127,399)	(37,831)	(309,733)	(21,048)
Death benefits	—	(3,230)	—	—	—

Increase (decrease) from contract transactions	(118,173)	(123,198)	6,548	(188,182)	(43,152)

Net assets at beginning of year	2,677,061	2,088,098	1,537,478	5,069,682	343,655

Net assets at end of year	$2,602,490	$2,679,398	$1,963,630	$6,468,665	$413,821

Accumulation unit activity

Units outstanding at beginning of year	1,306,209	839,267	980,793	2,055,368	189,884
Contract purchase payments	98,847	54,055	84,114	130,274	10,474
Net transfers(1)	(14,404)	6,696	(10,707)	75,118	(9,540)
Transfers for policy loans	(4,371)	(6,759)	(13,812)	(38,660)	(8,884)
Policy charges	(48,718)	(25,902)	(25,634)	(65,507)	(5,998)
Contract terminations:
Surrender benefits	(66,109)	(49,053)	(20,892)	(111,892)	(9,808)
Death benefits	—	(1,115)	—	—	—

Units outstanding at end of year	1,271,454	817,189	993,862	2,044,701	166,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser I	Ser I

Operations

Investment income (loss) — net	$6,614	$(920)	$3,187	$59,597	$8,021
Net realized gain (loss) on sales of investments	113,789	14,939	17,526	502,172	23,965
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	508,633	119,893	105,954	2,302,756	79,452

Net increase (decrease) in net assets resulting from operations	629,036	133,912	126,667	2,864,525	111,438

Contract transactions

Contract purchase payments	125,820	23,709	13,416	618,480	23,859
Net transfers(1)	(63,492)	(43,943)	210,328	(528,967)	156,345
Transfers for policy loans	(34,657)	(6,265)	(1,686)	(99,349)	3,263
Policy charges	(74,368)	(18,126)	(11,277)	(576,942)	(17,916)
Contract terminations:
Surrender benefits	(158,452)	(18,581)	(23,068)	(651,980)	(22,503)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(205,149)	(63,206)	187,713	(1,238,758)	143,048

Net assets at beginning of year	1,808,122	389,399	254,479	10,631,306	328,596

Net assets at end of year	$2,232,009	$460,105	$568,859	$12,257,073	$583,082

Accumulation unit activity

Units outstanding at beginning of year	1,561,057	401,163	251,107	5,164,347	304,179
Contract purchase payments	94,793	21,335	11,342	262,541	18,830
Net transfers(1)	(107,722)	(42,906)	188,579	(206,904)	121,386
Transfers for policy loans	(26,922)	(6,319)	(1,066)	(41,876)	2,609
Policy charges	(53,385)	(16,318)	(9,422)	(242,970)	(14,275)
Contract terminations:
Surrender benefits	(103,347)	(16,718)	(19,921)	(273,186)	(17,863)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,364,474	340,237	420,619	4,661,952	414,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser I	Serv	Serv

Operations

Investment income (loss) — net	$2,861	$(1,191)	$(2,836)	$(1,237)	$(9,361)
Net realized gain (loss) on sales of investments	43,701	8,821	22,636	44,554	68,394
Distributions from capital gains	—	—	26,424	—	—
Net change in unrealized appreciation or depreciation of investments	109,441	102,910	25,522	88,343	288,077

Net increase (decrease) in net assets resulting from operations	156,003	110,540	71,746	131,660	347,110

Contract transactions

Contract purchase payments	53,488	21,828	37,830	21,966	74,981
Net transfers(1)	(23,128)	8,885	(49,955)	(81,409)	(55,787)
Transfers for policy loans	(10,047)	(12,117)	(3,228)	15,473	3,074
Policy charges	(27,577)	(14,054)	(18,756)	(14,430)	(42,765)
Contract terminations:
Surrender benefits	(38,437)	(16,866)	(7,222)	(15,428)	(32,292)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(45,701)	(12,324)	(41,331)	(73,828)	(52,789)

Net assets at beginning of year	928,089	319,331	325,879	464,647	1,048,051

Net assets at end of year	$1,038,391	$417,547	$356,294	$522,479	$1,342,372

Accumulation unit activity

Units outstanding at beginning of year	800,823	326,829	207,462	322,319	1,259,407
Contract purchase payments	43,732	19,127	22,127	12,943	79,452
Net transfers(1)	(42,708)	5,509	(29,988)	(65,029)	(97,304)
Transfers for policy loans	(8,864)	(9,989)	(1,779)	7,178	379
Policy charges	(21,913)	(12,323)	(10,863)	(9,613)	(43,569)
Contract terminations:
Surrender benefits	(27,861)	(15,072)	(4,463)	(11,058)	(34,192)
Death benefits	—	—	—	—	—

Units outstanding at end of year	743,209	314,081	182,496	256,740	1,164,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2013 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(900)	$74,260	$(6,798)	$(14,496)	$20,727
Net realized gain (loss) on sales of investments	27,501	(42,074)	175,351	63,439	43,526
Distributions from capital gains	—	—	63,341	16,104	30,279
Net change in unrealized appreciation or depreciation of investments	112,292	378,880	276,291	561,172	177,012

Net increase (decrease) in net assets resulting from operations	138,893	411,066	508,185	626,219	271,544

Contract transactions

Contract purchase payments	33,992	220,805	93,571	94,440	101,813
Net transfers(1)	(15,642)	(367,476)	(192,356)	121,532	55,933
Transfers for policy loans	(13,514)	(40,141)	(22,253)	1,839	(9,340)
Policy charges	(20,511)	(100,958)	(67,198)	(60,353)	(67,862)
Contract terminations:
Surrender benefits	(19,756)	(84,965)	(166,555)	(81,517)	(37,753)
Death benefits	—	(1,290)	—	—	—

Increase (decrease) from contract transactions	(35,431)	(374,025)	(354,791)	75,941	42,791

Net assets at beginning of year	493,869	3,345,912	1,906,972	1,533,602	1,386,783

Net assets at end of year	$597,331	$3,382,953	$2,060,366	$2,235,762	$1,701,118

Accumulation unit activity

Units outstanding at beginning of year	447,604	2,086,079	1,833,238	945,756	490,925
Contract purchase payments	27,498	133,231	80,588	49,498	32,846
Net transfers(1)	(19,308)	(240,937)	(227,720)	51,858	43,403
Transfers for policy loans	(10,964)	(24,163)	(22,058)	353	(2,974)
Policy charges	(16,757)	(60,743)	(59,159)	(30,305)	(21,782)
Contract terminations:
Surrender benefits	(16,349)	(51,290)	(153,983)	(38,536)	(11,320)
Death benefits	—	(840)	—	—	—

Units outstanding at end of year	411,724	1,841,337	1,450,906	978,624	531,098

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl II	Serv	Srv	Serv

Operations

Investment income (loss) — net	$7,590	$(1,467)	$2,590	$117,298	$(897)
Net realized gain (loss) on sales of investments	9,397	5,280	44,237	29,382	32,867
Distributions from capital gains	—	5,756	—	—	6,484
Net change in unrealized appreciation or depreciation of investments	(14,924)	73,007	114,129	(186,056)	130,143

Net increase (decrease) in net assets resulting from operations	2,063	82,576	160,956	(39,376)	168,597

Contract transactions

Contract purchase payments	28,624	19,025	47,230	138,070	53,252
Net transfers(1)	106,416	(26,282)	199,439	(349,663)	200,595
Transfers for policy loans	987	(424)	(3,957)	(39,634)	(1,542)
Policy charges	(10,383)	(11,995)	(13,817)	(90,394)	(18,478)
Contract terminations:
Surrender benefits	(9,939)	(14,853)	(114,901)	(105,205)	(13,044)
Death benefits	—	—	—	(973)	—

Increase (decrease) from contract transactions	115,705	(34,529)	113,994	(447,799)	220,783

Net assets at beginning of year	278,103	259,012	594,721	3,136,079	357,336

Net assets at end of year	$395,871	$307,059	$869,671	$2,648,904	$746,716

Accumulation unit activity

Units outstanding at beginning of year	280,477	206,425	510,130	2,172,228	311,646
Contract purchase payments	28,405	13,667	36,392	96,025	39,055
Net transfers(1)	113,405	(30,418)	114,011	(244,529)	119,772
Transfers for policy loans	1,081	(307)	(1,601)	(27,782)	(1,952)
Policy charges	(10,585)	(8,200)	(10,558)	(63,131)	(13,130)
Contract terminations:
Surrender benefits	(10,276)	(9,682)	(92,304)	(74,056)	(9,494)
Death benefits	—	—	—	(673)	—

Units outstanding at end of year	402,507	171,485	556,070	1,858,082	445,897

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$96,477	$919	$37,996	$658	$(10,757)
Net realized gain (loss) on sales of investments	29,679	21,288	6,807	2,410	148,187
Distributions from capital gains	—	13,415	—	—	—
Net change in unrealized appreciation or depreciation of investments	(161,658)	119,131	(4,555)	31,530	2,205,373

Net increase (decrease) in net assets resulting from operations	(35,502)	154,753	40,248	34,598	2,342,803

Contract transactions

Contract purchase payments	189,679	23,394	22,937	7,319	448,096
Net transfers(1)	(1,141,944)	118,271	(72,926)	48,899	(375,639)
Transfers for policy loans	(24,726)	(5,205)	(575)	(1,018)	(74,096)
Policy charges	(122,750)	(19,271)	(23,130)	(3,902)	(386,400)
Contract terminations:
Surrender benefits	(199,647)	(3,874)	(69,370)	(6,278)	(371,245)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(1,299,388)	113,315	(143,064)	45,020	(759,284)

Net assets at beginning of year	3,574,017	339,967	661,268	110,299	6,923,377

Net assets at end of year	$2,239,127	$608,035	$558,452	$189,917	$8,506,896

Accumulation unit activity

Units outstanding at beginning of year	2,578,108	212,897	310,500	73,154	4,280,581
Contract purchase payments	137,646	12,266	10,489	4,328	240,922
Net transfers(1)	(841,024)	69,522	(26,697)	28,073	(204,223)
Transfers for policy loans	(18,024)	(2,502)	(364)	(589)	(37,542)
Policy charges	(89,197)	(10,038)	(10,506)	(2,324)	(207,754)
Contract terminations:
Surrender benefits	(148,693)	(1,969)	(32,058)	(3,630)	(196,139)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,618,816	280,176	251,364	99,012	3,875,845

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(333)	$(6,511)	$75,883	$(44,940)	$(144,013)
Net realized gain (loss) on sales of investments	18,475	86,812	(63,304)	150,857	794,109
Distributions from capital gains	—	75,020	—	—	—
Net change in unrealized appreciation or depreciation of investments	97,867	361,940	465,891	921,505	2,360,900

Net increase (decrease) in net assets resulting from operations	116,009	517,261	478,470	1,027,422	3,010,996

Contract transactions

Contract purchase payments	21,200	150,728	174,566	775,330	1,340,243
Net transfers(1)	(13,511)	(375,615)	(238,584)	1,735,821	279,833
Transfers for policy loans	(4,043)	(15,209)	(44,947)	36,502	(84,563)
Policy charges	(14,876)	(118,395)	(99,454)	(161,990)	(426,744)
Contract terminations:
Surrender benefits	(6,310)	(132,002)	(116,512)	(138,210)	(1,032,162)
Death benefits	—	(1,143)	—	—	—

Increase (decrease) from contract transactions	(17,540)	(491,636)	(324,931)	2,247,453	76,607

Net assets at beginning of year	357,794	2,936,721	2,799,926	4,277,055	15,208,223

Net assets at end of year	$456,263	$2,962,346	$2,953,465	$7,551,930	$18,295,826

Accumulation unit activity

Units outstanding at beginning of year	288,917	1,198,940	1,456,754	3,519,648	12,494,203
Contract purchase payments	14,809	59,254	84,085	599,603	1,011,637
Net transfers(1)	(13,940)	(125,639)	(98,197)	1,390,989	241,242
Transfers for policy loans	(2,860)	(6,578)	(21,324)	27,191	(61,820)
Policy charges	(10,428)	(44,939)	(47,247)	(126,409)	(320,487)
Contract terminations:
Surrender benefits	(4,660)	(51,456)	(55,466)	(106,653)	(775,042)
Death benefits	—	(412)	—	—	—

Units outstanding at end of year	271,838	1,029,170	1,318,605	5,304,369	12,589,733

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(8,269)	$(6,408)	$(24,921)	$(155,717)	$(352,707)
Net realized gain (loss) on sales of investments	(23,543)	31,408	115,151	236,393	1,692,376
Distributions from capital gains	33,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(64,165)	(8,110)	(26,434)	1,706,719	2,769,068

Net increase (decrease) in net assets resulting from operations	(62,258)	16,890	63,796	1,787,395	4,108,737

Contract transactions

Contract purchase payments	58,693	150,010	274,916	2,115,506	3,122,873
Net transfers(1)	(284,725)	(301,778)	(690,852)	3,383,587	(3,647,703)
Transfers for policy loans	(6,024)	(4,801)	(17,236)	(45,744)	(251,919)
Policy charges	(32,541)	(76,153)	(162,135)	(601,960)	(1,699,615)
Contract terminations:
Surrender benefits	(34,629)	(10,027)	(200,648)	(869,500)	(1,630,119)
Death benefits	—	—	—	—	(2,625)

Increase (decrease) from contract transactions	(299,226)	(242,749)	(795,955)	3,981,889	(4,109,108)

Net assets at beginning of year	1,128,556	917,959	3,101,228	15,196,587	40,410,172

Net assets at end of year	$767,072	$692,100	$2,369,069	$20,965,871	$40,409,801

Accumulation unit activity

Units outstanding at beginning of year	833,343	806,445	2,726,749	12,708,522	33,766,345
Contract purchase payments	44,260	130,232	239,722	1,693,893	2,482,457
Net transfers(1)	(216,518)	(263,693)	(599,952)	2,718,938	(2,872,840)
Transfers for policy loans	(4,398)	(4,245)	(13,086)	(36,583)	(200,806)
Policy charges	(24,594)	(66,147)	(140,932)	(479,855)	(1,348,820)
Contract terminations:
Surrender benefits	(26,256)	(8,737)	(173,953)	(690,823)	(1,286,366)
Death benefits	—	—	—	—	(2,057)

Units outstanding at end of year	605,837	593,855	2,038,548	15,914,092	30,537,913

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(127,311)	$(437,027)	$(21,529)	$(51,831)	$(5,928)
Net realized gain (loss) on sales of investments	314,656	1,591,171	99,739	326,145	60,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,024,538	6,209,645	80,143	93,782	139,934

Net increase (decrease) in net assets resulting from operations	2,211,883	7,363,789	158,353	368,096	194,826

Contract transactions

Contract purchase payments	2,476,181	4,689,677	235,323	476,263	49,050
Net transfers(1)	4,412,835	723,153	(34,789)	(1,469,880)	(19,173)
Transfers for policy loans	(242,539)	(178,343)	(104,861)	16,970	(10,890)
Policy charges	(485,460)	(1,399,794)	(134,688)	(392,546)	(21,522)
Contract terminations:
Surrender benefits	(596,964)	(1,989,810)	(106,766)	(171,307)	(51,227)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	5,564,053	1,844,883	(145,781)	(1,540,500)	(53,762)

Net assets at beginning of year	12,260,183	47,693,479	2,511,128	6,604,418	607,077

Net assets at end of year	$20,036,119	$56,902,151	$2,523,700	$5,432,014	$748,141

Accumulation unit activity

Units outstanding at beginning of year	10,136,985	39,344,337	2,154,182	5,650,077	305,897
Contract purchase payments	1,951,376	3,609,290	195,431	396,204	21,419
Net transfers(1)	3,583,177	627,021	(30,914)	(1,218,864)	(7,178)
Transfers for policy loans	(188,540)	(133,159)	(85,079)	14,427	(4,631)
Policy charges	(377,946)	(1,074,105)	(112,029)	(325,398)	(9,358)
Contract terminations:
Surrender benefits	(458,204)	(1,527,924)	(87,165)	(141,611)	(22,391)
Death benefits	—	—	—	—	—

Units outstanding at end of year	14,646,848	40,845,460	2,034,426	4,374,835	283,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(3,276)	$(1,016)	$90,260	$(40,329)	$15,281
Net realized gain (loss) on sales of investments	54,737	15,450	115,966	273,840	42,748
Distributions from capital gains	—	—	335,994	509,804	53,723
Net change in unrealized appreciation or depreciation of investments	38,992	22,589	434,028	918,743	73,746

Net increase (decrease) in net assets resulting from operations	90,453	37,023	976,248	1,662,058	185,498

Contract transactions

Contract purchase payments	32,762	6,862	343,225	364,137	76,938
Net transfers(1)	(129,946)	11,807	149,860	(352,850)	(3,376)
Transfers for policy loans	(9,259)	(901)	(75,268)	(68,269)	(19,189)
Policy charges	(10,134)	(4,036)	(173,980)	(208,553)	(31,163)
Contract terminations:
Surrender benefits	(17,688)	(14,656)	(190,938)	(250,088)	(58,804)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(134,265)	(924)	52,899	(515,623)	(35,594)

Net assets at beginning of year	387,791	103,119	4,645,418	5,318,355	1,002,457

Net assets at end of year	$343,979	$139,218	$5,674,565	$6,464,790	$1,152,361

Accumulation unit activity

Units outstanding at beginning of year	418,690	78,267	2,154,600	2,351,940	689,984
Contract purchase payments	31,312	4,736	145,302	139,817	49,614
Net transfers(1)	(127,728)	7,626	75,739	(104,303)	(3,984)
Transfers for policy loans	(8,855)	(647)	(31,458)	(25,537)	(12,284)
Policy charges	(9,649)	(2,603)	(73,791)	(79,846)	(19,885)
Contract terminations:
Surrender benefits	(16,556)	(10,776)	(81,309)	(95,913)	(37,249)
Death benefits	—	—	—	—	—

Units outstanding at end of year	287,214	76,603	2,189,083	2,186,158	666,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(5,815)	$(5,885)
Net realized gain (loss) on sales of investments	77,632	26,639
Distributions from capital gains	—	33,932
Net change in unrealized appreciation or depreciation of investments	155,671	205,607

Net increase (decrease) in net assets resulting from operations	227,488	260,293

Contract transactions

Contract purchase payments	74,859	57,155
Net transfers(1)	(138,471)	1,612
Transfers for policy loans	(6,209)	(7,855)
Policy charges	(28,155)	(22,331)
Contract terminations:
Surrender benefits	(70,254)	(12,093)
Death benefits	(1,906)	—

Increase (decrease) from contract transactions	(170,136)	16,488

Net assets at beginning of year	863,322	569,332

Net assets at end of year	$920,674	$846,113

Accumulation unit activity

Units outstanding at beginning of year	450,566	266,114
Contract purchase payments	34,451	22,301
Net transfers(1)	(65,761)	7,548
Transfers for policy loans	(3,083)	(3,085)
Policy charges	(12,876)	(8,632)
Contract terminations:
Surrender benefits	(31,597)	(4,827)
Death benefits	(912)	—

Units outstanding at end of year	370,788	279,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$4,256	$15,425	$(627)	$466	$39,064
Net realized gain (loss) on sales of investments	(6,524)	(128,213)	6,444	13,082	(64,085)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,419	474,861	8,675	139,904	476,969

Net increase (decrease) in net assets resulting from operations	175,151	362,073	14,492	153,452	451,948

Contract transactions

Contract purchase payments	107,853	373,649	6,688	43,392	231,614
Net transfers(1)	(31,435)	(210,157)	14,198	1,310	(167,371)
Transfers for policy loans	(9,193)	(11,113)	(4,414)	(4,190)	(45,815)
Policy charges	(40,706)	(123,595)	(4,686)	(27,871)	(146,988)
Contract terminations:
Surrender benefits	(198,087)	(143,500)	(10,597)	(71,282)	(329,920)
Death benefits	—	—	—	—	(26,306)

Increase (decrease) from contract transactions	(171,568)	(114,716)	1,189	(58,641)	(484,786)

Net assets at beginning of year	1,157,693	2,821,493	90,519	788,136	3,477,104

Net assets at end of year	$1,161,276	$3,068,850	$106,200	$882,947	$3,444,266

Accumulation unit activity

Units outstanding at beginning of year	910,633	2,365,106	85,454	802,642	2,112,376
Contract purchase payments	77,205	300,502	5,064	37,980	132,006
Net transfers(1)	(19,170)	(172,314)	8,150	(44,468)	(58,666)
Transfers for policy loans	(6,567)	(10,323)	(4,193)	(1,924)	(26,005)
Policy charges	(29,083)	(98,775)	(3,606)	(24,730)	(83,340)
Contract terminations:
Surrender benefits	(145,472)	(116,112)	(6,262)	(64,098)	(188,605)
Death benefits	—	—	—	—	(14,686)

Units outstanding at end of year	787,546	2,268,084	84,607	705,402	1,873,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Calvert VP	Col VP	Col VP	Col VP	Col VP
	SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,163	$(122,145)	$(33,174)	$336,027	$(101,127)
Net realized gain (loss) on sales of investments	7,151	157,610	270	141,191	148,506
Distributions from capital gains	—	—	—	287,918	—
Net change in unrealized appreciation or depreciation of investments	24,649	1,670,167	(270)	(46,051)	1,377,834

Net increase (decrease) in net assets resulting from operations	32,963	1,705,632	(33,174)	719,085	1,425,213

Contract transactions

Contract purchase payments	33,096	1,031,583	554,535	651,905	901,463
Net transfers(1)	(33,527)	(514,442)	(310,314)	432,987	(1,025,277)
Transfers for policy loans	(3,188)	(7,909)	(90,678)	(66,994)	(63,472)
Policy charges	(25,746)	(1,117,757)	(350,127)	(541,478)	(527,605)
Contract terminations:
Surrender benefits	(33,747)	(711,816)	(687,635)	(986,319)	(892,138)
Death benefits	—	—	—	—	(27,387)

Increase (decrease) from contract transactions	(63,112)	(1,320,341)	(884,219)	(509,899)	(1,634,416)

Net assets at beginning of year	361,335	13,336,871	4,623,751	11,052,931	11,539,722

Net assets at end of year	$331,186	$13,722,162	$3,706,358	$11,262,117	$11,330,519

Accumulation unit activity

Units outstanding at beginning of year	325,496	12,589,614	4,270,205	7,135,231	7,358,588
Contract purchase payments	27,638	894,335	513,050	404,811	529,284
Net transfers(1)	(33,889)	(521,530)	(269,239)	363,817	(596,716)
Transfers for policy loans	(2,849)	(5,807)	(95,066)	(41,831)	(37,008)
Policy charges	(22,054)	(974,077)	(324,484)	(336,694)	(309,608)
Contract terminations:
Surrender benefits	(28,888)	(625,646)	(631,808)	(617,750)	(529,342)
Death benefits	—	—	—	—	(16,102)

Units outstanding at end of year	265,454	11,356,889	3,462,658	6,907,584	6,399,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(12,770)	$51,409	$219,663	$47,416	$44,751
Net realized gain (loss) on sales of investments	8,936	35,735	58,295	3,981	172,656
Distributions from capital gains	61,986	15,036	—	17,000	—
Net change in unrealized appreciation or depreciation of investments	441,736	49,285	195,094	40,269	805,511

Net increase (decrease) in net assets resulting from operations	499,888	151,465	473,052	108,666	1,022,918

Contract transactions

Contract purchase payments	255,930	160,444	202,035	42,395	452,655
Net transfers(1)	(58,055)	(125,860)	(125,363)	191,232	(376,266)
Transfers for policy loans	(54,915)	(41,713)	(38,089)	(1,512)	(49,178)
Policy charges	(117,262)	(114,362)	(128,711)	(27,449)	(403,473)
Contract terminations:
Surrender benefits	(136,265)	(166,809)	(262,266)	(9,870)	(418,065)
Death benefits	(69)	—	—	(27,855)	—

Increase (decrease) from contract transactions	(110,636)	(288,300)	(352,394)	166,941	(794,327)

Net assets at beginning of year	2,622,528	2,962,989	3,425,335	688,958	6,545,484

Net assets at end of year	$3,011,780	$2,826,154	$3,545,993	$964,565	$6,774,075

Accumulation unit activity

Units outstanding at beginning of year	1,053,302	1,640,129	1,788,625	478,870	8,829,202
Contract purchase payments	95,562	85,533	98,104	27,562	562,392
Net transfers(1)	2,836	(35,612)	(52,848)	121,530	(506,406)
Transfers for policy loans	(19,768)	(22,481)	(19,501)	(908)	(62,436)
Policy charges	(43,639)	(61,458)	(62,591)	(17,706)	(507,188)
Contract terminations:
Surrender benefits	(50,560)	(91,668)	(131,227)	(6,353)	(521,687)
Death benefits	(24)	—	—	(18,435)	—

Units outstanding at end of year	1,037,709	1,514,443	1,620,562	584,560	7,793,877

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(13,161)	$(178,574)	$(4,133)	$(2,592)	$(40,038)
Net realized gain (loss) on sales of investments	65,616	321,838	15,658	3,580	230,035
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	217,461	2,300,947	40,118	43,701	458,271

Net increase (decrease) in net assets resulting from operations	269,916	2,444,211	51,643	44,689	648,268

Contract transactions

Contract purchase payments	133,711	1,676,676	62,319	34,685	370,666
Net transfers(1)	(166,610)	(576,595)	(81,334)	42,546	17,378
Transfers for policy loans	(19,259)	(132,388)	(4,901)	(786)	(19,827)
Policy charges	(59,493)	(1,522,485)	(20,304)	(10,561)	(189,923)
Contract terminations:
Surrender benefits	(102,264)	(1,408,496)	(26,596)	(6,242)	(601,832)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(213,915)	(1,963,288)	(70,816)	59,642	(423,538)

Net assets at beginning of year	1,481,519	19,342,554	518,672	222,628	4,413,830

Net assets at end of year	$1,537,520	$19,823,477	$499,499	$326,959	$4,638,560

Accumulation unit activity

Units outstanding at beginning of year	2,359,586	24,533,681	362,969	229,669	4,344,550
Contract purchase payments	190,257	1,916,783	40,400	33,090	321,606
Net transfers(1)	(325,951)	(1,091,257)	(60,577)	34,782	(190,151)
Transfers for policy loans	(28,101)	(144,801)	(3,122)	(901)	(20,578)
Policy charges	(81,209)	(1,763,939)	(13,150)	(9,883)	(165,711)
Contract terminations:
Surrender benefits	(144,084)	(1,569,925)	(16,690)	(5,349)	(422,385)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,970,498	21,880,542	309,830	281,408	3,867,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	CS	EV VT
	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity	Floating-Rate
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Inc

Operations

Investment income (loss) — net	$(1,187)	$(7,012)	$2,727	$(6,379)	$31,005
Net realized gain (loss) on sales of investments	11,487	5,108	20,564	(53,161)	2,981
Distributions from capital gains	—	—	—	—	9,960
Net change in unrealized appreciation or depreciation of investments	13,090	128,099	(255)	36,412	12,538

Net increase (decrease) in net assets resulting from operations	23,390	126,195	23,036	(23,128)	56,484

Contract transactions

Contract purchase payments	5,633	68,118	187,706	65,958	66,562
Net transfers(1)	(22,305)	(97,554)	(272,485)	(67,565)	123,662
Transfers for policy loans	(3,178)	(3,261)	(9,443)	(13,112)	(13,297)
Policy charges	(2,601)	(30,575)	(154,254)	(25,153)	(31,015)
Contract terminations:
Surrender benefits	(3,751)	(115,636)	(315,670)	(24,301)	(26,679)
Death benefits	—	—	—	(20,995)	—

Increase (decrease) from contract transactions	(26,202)	(178,908)	(564,146)	(85,168)	119,233

Net assets at beginning of year	148,969	851,703	3,330,921	801,426	855,400

Net assets at end of year	$146,157	$798,990	$2,789,811	$693,130	$1,031,117

Accumulation unit activity

Units outstanding at beginning of year	156,855	623,014	2,689,903	890,135	741,076
Contract purchase payments	5,378	44,956	151,012	74,345	56,048
Net transfers(1)	(43,364)	(74,392)	(199,218)	(94,742)	88,175
Transfers for policy loans	(3,387)	(3,620)	(8,040)	(15,274)	(10,621)
Policy charges	(2,491)	(19,992)	(125,086)	(27,896)	(26,139)
Contract terminations:
Surrender benefits	(3,540)	(80,656)	(252,690)	(26,665)	(22,581)
Death benefits	—	—	—	(24,823)	—

Units outstanding at end of year	109,451	489,310	2,255,881	775,080	825,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank
	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,	Global Real Est,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl	Cl 2

Operations

Investment income (loss) — net	$7,487	$46,361	$(19,057)	$12,568	$(21,500)
Net realized gain (loss) on sales of investments	77,100	108,860	357,661	(86,698)	(202,739)
Distributions from capital gains	—	1,708	458,728	4,293	—
Net change in unrealized appreciation or depreciation of investments	309,819	453,658	8,623	308,877	800,763

Net increase (decrease) in net assets resulting from operations	394,406	610,587	805,955	239,040	576,524

Contract transactions

Contract purchase payments	232,122	265,617	328,063	95,434	228,676
Net transfers(1)	(97,466)	(353,198)	(438,720)	(160,441)	(22,873)
Transfers for policy loans	(12,273)	(107,971)	(65,112)	(27,871)	(1,974)
Policy charges	(102,288)	(170,754)	(264,217)	(50,591)	(104,055)
Contract terminations:
Surrender benefits	(175,256)	(413,445)	(774,725)	(160,243)	(247,745)
Death benefits	(25,985)	—	(24,240)	—	(2,458)

Increase (decrease) from contract transactions	(181,146)	(779,751)	(1,238,951)	(303,712)	(150,429)

Net assets at beginning of year	2,654,786	3,775,014	6,241,525	1,375,086	2,250,966

Net assets at end of year	$2,868,046	$3,605,850	$5,808,529	$1,310,414	$2,677,061

Accumulation unit activity

Units outstanding at beginning of year	2,784,525	3,395,564	3,088,650	1,373,280	1,381,868
Contract purchase payments	218,961	209,188	152,043	83,743	123,684
Net transfers(1)	(179,829)	(483,349)	(93,892)	(205,367)	(5,643)
Transfers for policy loans	(10,935)	(84,704)	(29,326)	(27,171)	(1,417)
Policy charges	(97,325)	(135,439)	(121,301)	(44,877)	(56,234)
Contract terminations:
Surrender benefits	(154,336)	(313,063)	(362,356)	(141,969)	(134,802)
Death benefits	(25,685)	—	(10,552)	—	(1,247)

Units outstanding at end of year	2,535,376	2,588,197	2,623,266	1,037,639	1,306,209

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT	GS VIT
	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,	U.S. Eq Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Operations

Investment income (loss) — net	$(1,455)	$17,079	$15,421	$749	$17,805
Net realized gain (loss) on sales of investments	45,971	62	52,351	28,539	15,301
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	278,646	170,485	740,944	16,776	198,948

Net increase (decrease) in net assets resulting from operations	323,162	187,626	808,716	46,064	232,054

Contract transactions

Contract purchase payments	154,033	164,620	404,591	22,407	139,582
Net transfers(1)	(154,862)	(105,334)	(364,760)	(24,958)	(77,453)
Transfers for policy loans	(9,888)	(26,027)	(50,173)	(413)	(31,965)
Policy charges	(74,899)	(45,534)	(185,274)	(14,341)	(74,456)
Contract terminations:
Surrender benefits	(157,509)	(132,816)	(505,574)	(204,296)	(129,829)
Death benefits	(72)	—	(2,727)	(71)	—

Increase (decrease) from contract transactions	(243,197)	(145,091)	(703,917)	(221,672)	(174,121)

Net assets at beginning of year	2,008,133	1,494,943	4,964,883	519,263	1,750,189

Net assets at end of year	$2,088,098	$1,537,478	$5,069,682	$343,655	$1,808,122

Accumulation unit activity

Units outstanding at beginning of year	937,397	1,081,206	2,316,123	339,195	1,748,477
Contract purchase payments	66,912	110,723	170,754	12,730	130,798
Net transfers(1)	(54,040)	(72,058)	(112,433)	(21,936)	(106,294)
Transfers for policy loans	(4,250)	(17,222)	(22,088)	(157)	(25,897)
Policy charges	(32,738)	(30,628)	(79,132)	(8,212)	(66,409)
Contract terminations:
Surrender benefits	(73,983)	(91,228)	(216,786)	(131,691)	(119,618)
Death benefits	(31)	—	(1,070)	(45)	—

Units outstanding at end of year	839,267	980,793	2,055,368	189,884	1,561,057

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Core Eq,	Div Divd,	Intl Gro,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II	Ser I	Ser I	Ser II

Operations

Investment income (loss) — net	$(1,882)	$1,648	$8,743	$3,313	$4,703
Net realized gain (loss) on sales of investments	(15,572)	4,855	279,285	728	29,409
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,355)	33,199	1,004,763	48,139	87,312

Net increase (decrease) in net assets resulting from operations	(22,809)	39,702	1,292,791	52,180	121,424

Contract transactions

Contract purchase payments	17,517	15,242	676,027	26,714	56,542
Net transfers(1)	550,797	(11,525)	(407,792)	(59,742)	(13,117)
Transfers for policy loans	(6,439)	1,393	(75,526)	387	(7,691)
Policy charges	(13,210)	(7,043)	(608,196)	(19,474)	(29,404)
Contract terminations:
Surrender benefits	(136,457)	(3,379)	(717,378)	(8,143)	(64,554)
Death benefits	—	—	—	—	(24,277)

Increase (decrease) from contract transactions	412,208	(5,312)	(1,132,865)	(60,258)	(82,501)

Net assets at beginning of year	—	220,089	10,471,380	336,674	889,166

Net assets at end of year	$389,399	$254,479	$10,631,306	$328,596	$928,089

Accumulation unit activity

Units outstanding at beginning of year	—	263,108	5,706,906	366,912	909,808
Contract purchase payments	18,543	16,840	342,048	26,662	56,249
Net transfers(1)	553,128	(19,364)	(174,630)	(61,901)	(53,860)
Transfers for policy loans	(6,999)	1,586	(37,840)	393	(8,244)
Policy charges	(13,950)	(7,586)	(305,804)	(19,317)	(27,839)
Contract terminations:
Surrender benefits	(149,559)	(3,477)	(366,333)	(8,570)	(48,409)
Death benefits	—	—	—	—	(26,882)

Units outstanding at end of year	401,163	251,107	5,164,347	304,179	800,823

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,	Janus,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser I	Serv	Serv	Serv

Operations

Investment income (loss) — net	$(1,592)	$(2,753)	$(3,035)	$(9,650)	$(2,246)
Net realized gain (loss) on sales of investments	(2,903)	15,280	32,507	110,815	27,618
Distributions from capital gains	99	—	—	—	8,356
Net change in unrealized appreciation or depreciation of investments	(4,258)	18,121	39,907	95,385	52,039

Net increase (decrease) in net assets resulting from operations	(8,654)	30,648	69,379	196,550	85,767

Contract transactions

Contract purchase payments	16,767	37,889	24,367	90,366	40,345
Net transfers(1)	327,354	10,541	(21,498)	(144,718)	(111,046)
Transfers for policy loans	504	(5,268)	353	(4,529)	1,299
Policy charges	(10,123)	(23,037)	(15,829)	(46,187)	(23,893)
Contract terminations:
Surrender benefits	(6,517)	(26,097)	(33,771)	(241,666)	(10,538)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	327,985	(5,972)	(46,378)	(346,734)	(103,833)

Net assets at beginning of year	—	301,203	441,646	1,198,235	511,935

Net assets at end of year	$319,331	$325,879	$464,647	$1,048,051	$493,869

Accumulation unit activity

Units outstanding at beginning of year	—	210,123	394,770	1,829,129	567,384
Contract purchase payments	17,728	24,305	19,270	120,022	39,921
Net transfers(1)	326,186	4,839	(52,503)	(305,321)	(127,644)
Transfers for policy loans	546	(3,363)	475	(8,991)	1,378
Policy charges	(10,711)	(14,682)	(13,169)	(58,593)	(23,511)
Contract terminations:
Surrender benefits	(6,920)	(13,760)	(26,524)	(316,839)	(9,924)
Death benefits	—	—	—	—	—

Units outstanding at end of year	326,829	207,462	322,319	1,259,407	447,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

42  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Janus Aspen	MFS Inv	MFS	MFS	MS UIF
	Overseas,	Gro Stock,	New Dis,	Utilities,	Global Real Est,
Year ended Dec. 31, 2012 (continued)	Serv	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$(7,247)	$(11,127)	$(12,082)	$72,936	$(777)
Net realized gain (loss) on sales of investments	(119,451)	103,344	32,643	20,129	2,581
Distributions from capital gains	375,981	93,467	145,895	—	—
Net change in unrealized appreciation or depreciation of investments	143,955	90,248	103,208	60,726	56,431

Net increase (decrease) in net assets resulting from operations	393,238	275,932	269,664	153,791	58,235

Contract transactions

Contract purchase payments	258,851	106,510	75,410	121,138	23,403
Net transfers(1)	(398,165)	(149,799)	1,664	(77,337)	20,008
Transfers for policy loans	(47,559)	(16,362)	(17,183)	(22,724)	(4,695)
Policy charges	(119,087)	(69,633)	(56,193)	(61,609)	(9,720)
Contract terminations:
Surrender benefits	(258,094)	(87,856)	(98,911)	(24,260)	(1,657)
Death benefits	(66)	—	(26,671)	—	—

Increase (decrease) from contract transactions	(564,120)	(217,140)	(121,884)	(64,792)	27,339

Net assets at beginning of year	3,516,794	1,848,180	1,385,822	1,297,784	192,529

Net assets at end of year	$3,345,912	$1,906,972	$1,533,602	$1,386,783	$278,103

Accumulation unit activity

Units outstanding at beginning of year	2,494,537	2,108,059	1,084,025	502,054	250,069
Contract purchase payments	172,938	114,868	49,953	44,772	27,032
Net transfers(1)	(290,716)	(226,181)	(54,812)	(15,113)	21,460
Transfers for policy loans	(32,975)	(14,334)	(7,996)	(8,224)	(4,967)
Policy charges	(79,648)	(73,699)	(37,132)	(22,977)	(11,367)
Contract terminations:
Surrender benefits	(178,013)	(75,475)	(68,280)	(9,587)	(1,750)
Death benefits	(44)	—	(20,002)	—	—

Units outstanding at end of year	2,086,079	1,833,238	945,756	490,925	280,477

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

	MS UIF	Oppen	Oppen Global	Oppen Main	PIMCO VIT
	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,	All Asset,
Year ended Dec. 31, 2012 (continued)	Cl II	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(2,384)	$6,793	$143,138	$(1,904)	$135,513
Net realized gain (loss) on sales of investments	(821)	4,961	31,972	17,692	7,538
Distributions from capital gains	35,147	—	32,608	—	—
Net change in unrealized appreciation or depreciation of investments	(13,238)	88,136	136,043	33,807	279,503

Net increase (decrease) in net assets resulting from operations	18,704	99,890	343,761	49,595	422,554

Contract transactions

Contract purchase payments	21,948	73,393	177,062	66,933	210,868
Net transfers(1)	(5,335)	(78,874)	9,517	(25,169)	307,351
Transfers for policy loans	(947)	(1,730)	(29,187)	575	(71,103)
Policy charges	(15,253)	(13,312)	(101,393)	(9,549)	(137,991)
Contract terminations:
Surrender benefits	(32,449)	(31,241)	(151,977)	(27,759)	(122,592)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(32,036)	(51,764)	(95,978)	5,031	186,533

Net assets at beginning of year	272,344	546,595	2,888,296	302,710	2,964,930

Net assets at end of year	$259,012	$594,721	$3,136,079	$357,336	$3,574,017

Accumulation unit activity

Units outstanding at beginning of year	244,277	565,938	2,251,150	309,421	2,444,643
Contract purchase payments	18,409	71,707	129,943	62,678	163,021
Net transfers(1)	(13,796)	(88,462)	(2,287)	(25,684)	226,023
Transfers for policy loans	(813)	(1,605)	(20,985)	270	(55,963)
Policy charges	(12,546)	(12,695)	(74,333)	(8,818)	(105,873)
Contract terminations:
Surrender benefits	(29,106)	(24,753)	(111,260)	(26,221)	(93,743)
Death benefits	—	—	—	—	—

Units outstanding at end of year	206,425	510,130	2,172,228	311,646	2,578,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$611	$46,541	$1,421	$(26,270)	$(1,284)
Net realized gain (loss) on sales of investments	646	(4,834)	(2,716)	(30,240)	6,000
Distributions from capital gains	20,084	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	31,407	49,440	20,928	1,071,469	43,965

Net increase (decrease) in net assets resulting from operations	52,748	91,147	19,633	1,014,959	48,681

Contract transactions

Contract purchase payments	25,003	29,530	8,034	485,913	22,385
Net transfers(1)	73,860	(7,242)	(10,920)	(197,519)	41,436
Transfers for policy loans	(2,775)	(9,461)	(76)	(50,611)	(956)
Policy charges	(14,753)	(25,021)	(2,986)	(397,959)	(14,838)
Contract terminations:
Surrender benefits	(9,342)	(66,417)	(2,603)	(388,922)	(36,730)
Death benefits	—	(26,976)	—	—	—

Increase (decrease) from contract transactions	71,993	(105,587)	(8,551)	(549,098)	11,297

Net assets at beginning of year	215,226	675,708	99,217	6,457,516	297,816

Net assets at end of year	$339,967	$661,268	$110,299	$6,923,377	$357,794

Accumulation unit activity

Units outstanding at beginning of year	163,159	360,959	79,538	4,641,503	279,028
Contract purchase payments	16,892	14,563	5,849	312,676	18,770
Net transfers(1)	51,200	1,378	(8,055)	(134,220)	35,823
Transfers for policy loans	(1,827)	(4,550)	(50)	(32,527)	(779)
Policy charges	(9,952)	(12,340)	(2,179)	(256,137)	(12,447)
Contract terminations:
Surrender benefits	(6,575)	(36,444)	(1,949)	(250,714)	(31,478)
Death benefits	—	(13,066)	—	—	—

Units outstanding at end of year	212,897	310,500	73,154	4,280,581	288,917

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	Royce	Third	VP	VP	VP BR
	Micro-Cap,	Ave	Aggr,	Aggr,	Gl Infl Prot Sec,
Year ended Dec. 31, 2012 (continued)	Invest Cl	Val	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(25,136)	$2,939	$(33,291)	$(128,001)	$42,549
Net realized gain (loss) on sales of investments	88,096	(262,473)	38,293	343,256	348
Distributions from capital gains	64,516	—	—	—	14,790
Net change in unrealized appreciation or depreciation of investments	79,305	885,174	428,320	1,516,400	(3,142)

Net increase (decrease) in net assets resulting from operations	206,781	625,640	433,322	1,731,655	54,545

Contract transactions

Contract purchase payments	175,005	190,279	782,933	1,492,815	80,013
Net transfers(1)	(232,275)	(145,185)	256,604	(210,655)	(97,939)
Transfers for policy loans	(47,916)	(30,159)	(29,608)	(327,394)	(23,583)
Policy charges	(140,423)	(106,083)	(118,540)	(416,539)	(39,172)
Contract terminations:
Surrender benefits	(333,675)	(242,670)	(88,902)	(1,133,878)	(50,272)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(579,284)	(333,818)	802,487	(595,651)	(130,953)

Net assets at beginning of year	3,309,224	2,508,104	3,041,246	14,072,219	1,204,964

Net assets at end of year	$2,936,721	$2,799,926	$4,277,055	$15,208,223	$1,128,556

Accumulation unit activity

Units outstanding at beginning of year	1,366,868	1,615,288	2,822,045	13,032,708	931,505
Contract purchase payments	71,298	108,445	674,714	1,283,811	60,190
Net transfers(1)	(24,428)	(50,502)	225,303	(190,583)	(72,898)
Transfers for policy loans	(19,047)	(17,538)	(25,144)	(287,050)	(17,993)
Policy charges	(56,548)	(60,014)	(101,864)	(357,869)	(29,607)
Contract terminations:
Surrender benefits	(139,203)	(138,925)	(75,406)	(986,814)	(37,854)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,198,940	1,456,754	3,519,648	12,494,203	833,343

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP Mod
	Conserv,	Conserv,	Mod,	Mod,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(6,254)	$(19,749)	$(108,495)	$(347,710)	$(88,452)
Net realized gain (loss) on sales of investments	5,859	46,294	124,203	837,960	85,248
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	41,898	116,134	1,091,994	3,232,940	1,002,228

Net increase (decrease) in net assets resulting from operations	41,503	142,679	1,107,702	3,723,190	999,024

Contract transactions

Contract purchase payments	142,200	277,655	2,310,767	3,471,191	2,240,560
Net transfers(1)	272,261	873,992	3,056,916	(699,796)	2,063,043
Transfers for policy loans	(3,635)	(2,627)	(97,295)	(299,066)	(66,389)
Policy charges	(76,464)	(111,762)	(520,386)	(1,762,757)	(386,765)
Contract terminations:
Surrender benefits	(19,569)	(266,146)	(728,050)	(2,100,985)	(207,534)
Death benefits	—	—	—	—	(9,551)

Increase (decrease) from contract transactions	314,793	771,112	4,021,952	(1,391,413)	3,633,364

Net assets at beginning of year	561,663	2,187,437	10,066,933	38,078,395	7,627,795

Net assets at end of year	$917,959	$3,101,228	$15,196,587	$40,410,172	$12,260,183

Accumulation unit activity

Units outstanding at beginning of year	524,939	2,043,791	9,257,795	34,978,833	7,020,035
Contract purchase payments	127,776	250,596	2,005,053	3,008,455	1,925,346
Net transfers(1)	243,340	772,395	2,609,636	(604,380)	1,763,203
Transfers for policy loans	(3,319)	(2,308)	(83,575)	(261,447)	(55,283)
Policy charges	(68,755)	(100,577)	(450,982)	(1,527,053)	(332,455)
Contract terminations:
Surrender benefits	(17,536)	(237,148)	(629,405)	(1,828,063)	(175,445)
Death benefits	—	—	—	—	(8,416)

Units outstanding at end of year	806,445	2,726,749	12,708,522	33,766,345	10,136,985

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Sit
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(392,155)	$(18,357)	$(58,396)	$(5,312)	$(3,474)
Net realized gain (loss) on sales of investments	763,633	16,962	187,706	32,135	12,587
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,484,373	155,231	379,333	42,855	26,899

Net increase (decrease) in net assets resulting from operations	4,855,851	153,836	508,643	69,678	36,012

Contract transactions

Contract purchase payments	4,817,798	211,069	489,947	60,139	37,909
Net transfers(1)	(1,895,183)	674,630	(311,466)	(79,951)	(46,636)
Transfers for policy loans	(330,898)	(46,535)	(35,711)	(5,125)	(4,424)
Policy charges	(1,360,077)	(135,364)	(417,715)	(21,950)	(10,179)
Contract terminations:
Surrender benefits	(1,309,837)	(41,190)	(342,125)	(22,169)	(14,758)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(78,197)	662,610	(617,070)	(69,056)	(38,088)

Net assets at beginning of year	42,915,825	1,694,682	6,712,845	606,455	389,867

Net assets at end of year	$47,693,479	$2,511,128	$6,604,418	$607,077	$387,791

Accumulation unit activity

Units outstanding at beginning of year	39,406,279	1,567,591	6,197,245	343,700	459,593
Contract purchase payments	4,143,966	186,287	432,181	32,088	42,988
Net transfers(1)	(1,633,055)	596,171	(280,998)	(43,614)	(50,427)
Transfers for policy loans	(282,831)	(40,362)	(30,613)	(2,742)	(5,017)
Policy charges	(1,168,010)	(119,414)	(367,499)	(11,687)	(11,232)
Contract terminations:
Surrender benefits	(1,122,012)	(36,091)	(300,239)	(11,848)	(17,215)
Death benefits	—	—	—	—	—

Units outstanding at end of year	39,344,337	2,154,182	5,650,077	305,897	418,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP Vty			WF Adv VT	WF Adv VT
	Estb Val,	Wanger	Wanger	Intl Eq,	Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Intl	USA	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,101)	$15,279	$(28,304)	$4,839	$(7,081)
Net realized gain (loss) on sales of investments	13,529	97,814	154,330	22,454	33,445
Distributions from capital gains	—	430,609	255,113	64,038	311
Net change in unrealized appreciation or depreciation of investments	6,458	314,954	524,407	25,328	96,880

Net increase (decrease) in net assets resulting from operations	18,886	858,656	905,546	116,659	123,555

Contract transactions

Contract purchase payments	9,918	377,767	399,215	75,575	96,590
Net transfers(1)	(43,473)	(330,121)	(337,399)	(74,234)	(128,934)
Transfers for policy loans	(861)	(21,054)	(60,918)	(6,983)	(13,978)
Policy charges	(2,967)	(177,029)	(215,544)	(35,942)	(31,796)
Contract terminations:
Surrender benefits	(397)	(400,460)	(328,303)	(90,076)	(47,491)
Death benefits	—	(2,691)	(28,492)	—	(24,674)

Increase (decrease) from contract transactions	(37,780)	(553,588)	(571,441)	(131,660)	(150,283)

Net assets at beginning of year	122,013	4,340,350	4,984,250	1,017,458	890,050

Net assets at end of year	$103,119	$4,645,418	$5,318,355	$1,002,457	$863,322

Accumulation unit activity

Units outstanding at beginning of year	114,655	2,417,822	2,609,974	789,734	534,577
Contract purchase payments	8,431	189,542	187,398	56,296	53,363
Net transfers(1)	(41,368)	(150,950)	(146,913)	(57,953)	(71,623)
Transfers for policy loans	(736)	(10,353)	(28,208)	(5,357)	(7,816)
Policy charges	(2,479)	(88,628)	(101,091)	(26,720)	(17,546)
Contract terminations:
Surrender benefits	(236)	(201,552)	(156,028)	(66,016)	(26,763)
Death benefits	—	(1,281)	(13,192)	—	(13,626)

Units outstanding at end of year	78,267	2,154,600	2,351,940	689,984	450,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  49

Statement of Changes in Net Assets

WF Adv VT
Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2

Operations

Investment income (loss) — net	$(5,561)
Net realized gain (loss) on sales of investments	18,096
Distributions from capital gains	30,342
Net change in unrealized appreciation or depreciation of investments	(2,251)

Net increase (decrease) in net assets resulting from operations	40,626

Contract transactions

Contract purchase payments	57,790
Net transfers(1)	(36,195)
Transfers for policy loans	(15,034)
Policy charges	(22,663)
Contract terminations:
Surrender benefits	(59,124)
Death benefits	—

Increase (decrease) from contract transactions	(75,226)

Net assets at beginning of year	603,932

Net assets at end of year	$569,332

Accumulation unit activity

Units outstanding at beginning of year	302,161
Contract purchase payments	26,661
Net transfers(1)	(16,873)
Transfers for policy loans	(6,880)
Policy charges	(10,534)
Contract terminations:
Surrender benefits	(28,421)
Death benefits	—

Units outstanding at end of year	266,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Universal Life Insurance III (VUL III) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through VUL III policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under VUL III policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through VUL III.

Division	Fund

AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  51

Division	Fund

Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

52  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For VUL III policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through VUL III policies.

4.	POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a no lapse guarantee charge.

Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  53

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Gro & Inc, Cl B	$618,049
AB VPS Intl Val, Cl B	777,628
AB VPS Lg Cap Gro, Cl B	56,790
AC VP Intl, Cl I	140,688
AC VP Val, Cl I	563,786
Calvert VP SRI Bal	177,267
Col VP Bal, Cl 3	727,764
Col VP Cash Mgmt, Cl 3	929,225
Col VP Div Bond, Cl 3	2,150,894
Col VP Divd Opp, Cl 3	1,237,937
Col VP Emer Mkts, Cl 3	430,344
Col VP Global Bond, Cl 3	461,703
Col VP Hi Yield Bond, Cl 3	875,739
Col VP Inc Opp, Cl 2	600,122
Col VP Inc Opp, Cl 3	364,481
Col VP Intl Opp, Cl 3	367,536
Col VP Lg Cap Gro, Cl 3	274,136
Col VP Lg Core Quan, Cl 3	899,620
Col VP Mid Cap Gro Opp, Cl 3	108,442
Col VP Mid Cap Val Opp, Cl 3	370,440
Col VP S&P 500, Cl 3	926,561
Col VP Select Lg Cap Val, Cl 3	182,342
Col VP Select Sm Cap Val, Cl 3	408,088
Col VP US Govt Mtge, Cl 3	414,103
CS Commodity Return	145,280
EV VT Floating-Rate Inc	522,912
Fid VIP Contrafund, Serv Cl 2	591,706
Fid VIP Gro & Inc, Serv Cl	706,734
Fid VIP Mid Cap, Serv Cl	1,426,005
Fid VIP Overseas, Serv Cl	244,625
FTVIPT Frank Global Real Est, Cl 2	663,519
FTVIPT Frank Sm Cap Val, Cl 2	476,512
FTVIPT Frank Mutual Shares, Cl 2	268,950
GS VIT Mid Cap Val, Inst	1,601,565
GS VIT Sm Cap Eq Insights, Inst	107,284
GS VIT U.S. Eq Insights, Inst	321,379
Invesco VI Am Fran, Ser I	84,668
Invesco VI Comstock, Ser II	286,290
Invesco VI Core Eq, Ser I	492,977
Invesco VI Div Divd, Ser I	284,436
Invesco VI Intl Gro, Ser II	235,689
Invesco VI Mid Cap Gro, Ser I	52,854
Invesco VI Tech, Ser I	111,738
Janus Aspen Enterprise, Serv	97,545
Janus Aspen Global Tech, Serv	151,305
Janus Aspen Janus, Serv	90,693
Janus Aspen Overseas, Serv	469,377
MFS Inv Gro Stock, Serv Cl	282,972
MFS New Dis, Serv Cl	415,095
MFS Utilities, Serv Cl	350,750
MS UIF Global Real Est, Cl II	197,104
MS UIF Mid Cap Gro, Cl II	78,011
Oppen Global VA, Serv	363,151
Oppen Global Strategic Inc VA, Srv	634,405
Oppen Main St Sm Cap VA, Serv	355,112
PIMCO VIT All Asset, Advisor Cl	628,994
Put VT Global Hlth Care, Cl IB	240,721
Put VT Hi Yield, Cl IB	162,166
Put VT Intl Eq, Cl IB	68,535
Put VT Multi-Cap Gro, Cl IA	252,108
Put VT Multi-Cap Gro, Cl IB	79,030
Royce Micro-Cap, Invest Cl	397,235
Third Ave Val	421,978
VP Aggr, Cl 2	3,129,240
VP Aggr, Cl 4	3,444,597
VP BR Gl Infl Prot Sec, Cl 3	215,068
VP Conserv, Cl 2	304,042
VP Conserv, Cl 4	749,199
VP Mod, Cl 2	5,890,297
VP Mod, Cl 4	4,179,566
VP Mod Aggr, Cl 2	7,638,629
VP Mod Aggr, Cl 4	8,912,612
VP Mod Conserv, Cl 2	908,304
VP Mod Conserv, Cl 4	640,390
VP Ptnrs Sm Cap Val, Cl 3	126,257
VP Sit Divd Gro, Cl 3	162,524
VP Vty Estb Val, Cl 3	69,166
Wanger Intl	1,400,842
Wanger USA	1,179,741
WF Adv VT Intl Eq, Cl 2	353,088
WF Adv VT Opp, Cl 2	132,109
WF Adv VT Sm Cap Gro, Cl 2	180,055

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$1.35	$—	$—
0.30%	1.08	1.12	1.15	—	—
0.45%	2.32	1.79	2.40	2.14	2.21
0.90%	1.97	1.64	1.41	1.31	2.49

54  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	Calvert VP	Col VP	Col VP	Col VP	Col VP
	SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$1.21	$—	$—	$—
0.30%	1.06	1.06	1.00	1.00	1.06
0.45%	1.93	2.06	0.98	1.35	2.21
0.90%	1.36	1.43	1.08	1.63	2.23

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$—	$—	$—	$1.07	$—
0.30%	1.06	0.99	1.03	1.03	1.03
0.45%	2.13	1.23	2.13	0.90	1.92
0.90%	3.00	1.80	2.32	0.90	1.69

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.30%	1.10	1.10	1.10	1.09	1.08
0.45%	2.02	2.52	2.55	2.66	2.73
0.90%	1.03	0.90	1.14	1.95	1.51

	Col VP	Col VP	Col VP Select	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$1.30	$—	$—	$—	$—
0.30%	1.09	1.07	1.12	1.01	1.00
0.45%	2.38	2.65	3.04	1.07	1.11
0.90%	1.46	1.52	2.31	1.23	0.75

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$1.30	$—	$—	$—
0.30%	1.01	1.10	—	—	—
0.45%	1.66	2.49	2.51	2.60	2.07
0.90%	1.22	1.38	1.62	3.24	1.50

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$1.45	$1.28	$—	$—
0.30%	1.00	1.12	1.07	1.07	—
0.45%	2.00	2.83	2.11	2.56	2.83
0.90%	2.10	3.47	1.99	3.45	2.23

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	$—	$—	$—	$—	$—
0.30%	1.10	—	1.08	—	1.06
0.45%	2.39	1.36	2.58	2.19	1.42
0.90%	1.44	1.35	1.30	2.68	1.40

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  55

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	$—	$—	$—	$—	$—
0.30%	1.11	1.11	1.10	—	1.13
0.45%	2.04	1.34	2.60	2.87	2.96
0.90%	1.13	1.33	1.92	1.28	0.97

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$1.30	$—	$—	$—	$1.19
0.30%	1.11	1.11	1.10	1.13	1.04
0.45%	2.32	2.02	2.47	3.61	2.22
0.90%	1.34	1.76	1.14	1.98	3.59

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	$—	$1.40	$1.33	$1.01	$1.45
0.30%	1.00	1.12	1.10	1.01	1.10
0.45%	2.37	3.01	2.43	1.52	2.99
0.90%	0.95	1.58	1.44	1.41	1.56

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$1.02	$—	$—	$—	$—
0.30%	1.02	1.10	—	1.13	—
0.45%	1.64	2.18	2.05	1.99	2.47
0.90%	1.35	2.25	2.37	1.91	2.18

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$1.22	$—
0.30%	1.13	—	—	1.07	1.07
0.45%	1.69	2.48	2.11	1.48	1.48
0.90%	1.66	3.24	2.38	1.45	1.45

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$1.04	$—	$1.12	$—
0.30%	0.98	1.02	1.02	1.04	1.04
0.45%	1.21	1.18	1.18	1.34	1.34
0.90%	1.28	1.16	1.16	1.32	1.32

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	$1.17	$—	$1.08	$—	$—
0.30%	1.06	1.06	1.03	1.03	1.09
0.45%	1.41	1.42	1.26	1.26	2.66
0.90%	1.39	1.39	1.24	1.24	2.65

56  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.30%	1.07	1.10	1.12	1.09	1.10
0.45%	2.20	2.62	2.51	2.85	1.75
0.90%	1.13	1.65	2.63	3.03	1.71

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	$1.34	$1.44
0.30%	1.09	1.14
0.45%	2.71	3.29
0.90%	2.46	3.18

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	—	—	348	—	—
0.30%	17,175	7,370	—	—	—
0.45%	43,846	316,971	21,530	204,152	680,082
0.90%	947,183	1,802,667	70,508	437,458	995,176

Total	1,008,204	2,127,008	92,386	641,610	1,675,258

	Calvert VP	Col VP	Col VP	Col VP	Col VP
	SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	94	—	—	—
0.30%	—	—	14,399	6,800	60,303
0.45%	63,426	538,869	1,166,901	1,390,356	992,225
0.90%	215,967	9,935,145	2,115,015	4,331,652	4,858,227

Total	279,393	10,474,108	3,296,315	5,728,808	5,910,755

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	—	—	—	316	—
0.30%	11,501	4,252	31,058	6,638	—
0.45%	279,466	301,357	351,243	36,580	84,666
0.90%	757,162	1,062,675	1,104,984	439,290	429,828

Total	1,048,129	1,368,284	1,487,285	482,824	514,494

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	—	—	—	—
0.30%	—	—	8,645	3,230	—
0.45%	209,553	171,240	1,081,147	66,313	29,005
0.90%	6,757,248	1,578,698	18,941,604	189,084	464,618

Total	6,966,801	1,749,938	20,031,396	258,627	493,623

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  57

	Col VP	Col VP	Col VP Select	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	1,992	—	—	—	—
0.30%	13,232	—	2,977	—	10,291
0.45%	702,432	72,852	141,640	528,478	116,033
0.90%	2,715,008	103,648	330,854	1,313,911	624,296

Total	3,432,664	176,500	475,471	1,842,389	750,620

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	—	3,403	—	—	—
0.30%	—	18,894	—	—	—
0.45%	170,789	252,941	849,281	1,156,005	299,210
0.90%	793,576	2,243,584	1,327,072	1,261,597	614,322

Total	964,365	2,518,822	2,176,353	2,417,602	913,532

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	—	100	266	—	—
0.30%	25,816	4,705	23,313	8,900	—
0.45%	359,660	225,153	76,058	626,758	71,524
0.90%	885,978	587,231	894,225	1,409,043	94,604

Total	1,271,454	817,189	993,862	2,044,701	166,128

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	—	—	—	—	—
0.30%	12,416	—	—	—	3,223
0.45%	280,908	215,061	16,001	506,880	147,537
0.90%	1,071,150	125,176	404,618	4,155,072	264,106

Total	1,364,474	340,237	420,619	4,661,952	414,866

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	—	—	—	—	—
0.30%	—	—	4,153	—	3,784
0.45%	218,872	123,651	14,781	121,958	107,614
0.90%	524,337	190,430	163,562	134,782	1,052,775

Total	743,209	314,081	182,496	256,740	1,164,173

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	—	—	—	—	2,470
0.30%	—	—	5,594	5,827	12,012
0.45%	47,925	568,675	301,797	187,203	123,471
0.90%	363,799	1,272,662	1,143,515	785,594	393,145

Total	411,724	1,841,337	1,450,906	978,624	531,098

58  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	—	639	1,033	—	2,500
0.30%	—	5,630	17,732	35,883	—
0.45%	9,604	27,464	77,625	319,159	34,743
0.90%	392,903	137,752	459,680	1,503,040	408,654

Total	402,507	171,485	556,070	1,858,082	445,897

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	1,364	—	—	—	—
0.30%	—	14,576	—	—	—
0.45%	199,147	68,744	115,223	10,960	224,597
0.90%	1,418,305	196,856	136,141	88,052	3,651,248

Total	1,618,816	280,176	251,364	99,012	3,875,845

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	—	—	—	720,438	—
0.30%	1,628	—	—	—	151,432
0.45%	192,537	492,908	687,288	658,926	1,697,062
0.90%	77,673	536,262	631,317	3,925,005	10,741,239

Total	271,838	1,029,170	1,318,605	5,304,369	12,589,733

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	—	—	—	250,728	—
0.30%	6,259	—	—	—	—
0.45%	75,301	95,011	74,606	1,719,036	4,344,527
0.90%	524,277	498,844	1,963,942	13,944,328	26,193,386

Total	605,837	593,855	2,038,548	15,914,092	30,537,913

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	875,040	—	330	—	—
0.30%	509,461	355,903	—	—	2,908
0.45%	1,850,847	7,500,874	434,089	586,429	34,329
0.90%	11,411,500	32,988,683	1,600,007	3,788,406	246,521

Total	14,646,848	40,845,460	2,034,426	4,374,835	283,758

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	—	—	—	—	—
0.30%	—	—	25,233	29,891	—
0.45%	17,393	13,615	425,362	544,272	293,167
0.90%	269,821	62,988	1,738,488	1,611,995	373,029

Total	287,214	76,603	2,189,083	2,186,158	666,196

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  59

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	2,511	894
0.30%	—	21,082
0.45%	41,701	19,221
0.90%	326,576	238,222

Total	370,788	279,419

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$640	$—	$—
0.30%	18,700	8,301	177	—	—
0.45%	101,762	568,481	51,628	436,554	1,500,607
0.90%	1,862,350	2,948,783	99,149	574,990	2,478,796

Total	$1,982,812	$3,525,565	$151,594	$1,011,544	$3,979,403

	Calvert VP	Col VP	Col VP	Col VP	Col VP
	SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$126	$—	$—	$—
0.30%	82	11	16,379	6,902	63,993
0.45%	122,132	1,110,539	1,143,022	1,878,655	2,190,814
0.90%	293,039	14,189,923	2,290,009	7,041,159	10,819,268

Total	$415,253	$15,300,599	$3,449,410	$8,926,716	$13,074,075

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 2	Cl 3

0.00%	$—	$—	$—	$420	$—
0.30%	12,158	4,270	31,913	6,912	78
0.45%	596,060	369,241	747,404	32,946	162,181
0.90%	2,273,008	1,916,706	2,568,090	394,383	728,150

Total	$2,881,226	$2,290,217	$3,347,407	$434,661	$890,409

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.30%	83	11	9,501	3,516	11
0.45%	422,303	430,866	2,751,895	176,614	79,055
0.90%	6,975,480	1,418,215	21,622,554	368,133	702,232

Total	$7,397,866	$1,849,092	$24,383,950	$548,263	$781,298

	Col VP	Col VP	Col VP Select	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$2,600	$—	$—	$—	$—
0.30%	14,428	11	3,333	76	10,262
0.45%	1,674,316	192,949	430,346	565,396	129,196
0.90%	3,958,268	157,623	763,645	1,612,525	470,849

Total	$5,649,612	$350,583	$1,197,324	$2,177,997	$610,307

60  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$4,543	$—	$—	$—
0.30%	2,023	20,746	—	—	—
0.45%	284,347	631,013	2,132,044	3,000,508	620,655
0.90%	967,821	3,086,061	2,146,148	4,083,579	921,615

Total	$1,254,191	$3,742,363	$4,278,192	$7,084,087	$1,542,270

	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,	Sm Cap Eq Insights,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$253	$438	$—	$—
0.30%	25,918	5,377	25,037	9,610	—
0.45%	720,263	636,631	160,295	1,603,597	202,492
0.90%	1,856,309	2,037,137	1,777,860	4,855,458	211,329

Total	$2,602,490	$2,679,398	$1,963,630	$6,468,665	$413,821

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Comstock,	Core Eq,	Div Divd,
Subaccount	Inst	Ser I	Ser II	Ser I	Ser I

0.00%	$—	$—	$—	$—	$—
0.30%	13,787	—	84	—	3,503
0.45%	671,343	291,636	41,287	1,107,992	209,334
0.90%	1,546,879	168,469	527,488	11,149,081	370,245

Total	$2,232,009	$460,105	$568,859	$12,257,073	$583,082

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Intl Gro,	Mid Cap Gro,	Tech,	Enterprise,	Global Tech,
Subaccount	Ser II	Ser I	Ser I	Serv	Serv

0.00%	$—	$—	$—	$—	$—
0.30%	138	86	4,663	—	4,375
0.45%	445,836	165,149	38,370	350,189	318,030
0.90%	592,417	252,312	313,261	172,290	1,019,967

Total	$1,038,391	$417,547	$356,294	$522,479	$1,342,372

	Janus Aspen	Janus Aspen	MFS Inv	MFS	MFS
	Janus,	Overseas,	Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$133	$—	$—	$—	$3,074
0.30%	142	172	6,242	6,664	12,663
0.45%	111,066	1,146,968	745,256	676,161	273,874
0.90%	485,990	2,235,813	1,308,868	1,552,937	1,411,507

Total	$597,331	$3,382,953	$2,060,366	$2,235,762	$1,701,118

	MS UIF	MS UIF	Oppen	Oppen Global	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Strategic Inc VA,	St Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	$—	$1,004	$1,539	$75	$3,740
0.30%	78	6,400	19,551	36,444	113
0.45%	22,765	82,713	188,773	486,662	103,992
0.90%	373,028	216,942	659,808	2,125,723	638,871

Total	$395,871	$307,059	$869,671	$2,648,904	$746,716

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  61

	PIMCO VIT	Put VT	Put VT	Put VT	Put VT
	All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Gro, Cl IA

0.00%	$1,467	$—	$—	$—	$—
0.30%	78	16,150	—	85	—
0.45%	326,544	149,673	235,796	21,786	555,752
0.90%	1,911,038	442,212	322,656	168,046	7,951,144

Total	$2,239,127	$608,035	$558,452	$189,917	$8,506,896

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$876,740	$—
0.30%	1,961	—	—	11	162,375
0.45%	325,077	1,222,201	1,450,442	973,473	2,510,450
0.90%	129,225	1,740,145	1,503,023	5,701,706	15,623,001

Total	$456,263	$2,962,346	$2,953,465	$7,551,930	$18,295,826

	VP BR	VP	VP	VP	VP
	Gl Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$10	$—	$281,236	$—
0.30%	6,237	10	10	11	11
0.45%	91,005	112,329	88,126	2,304,603	5,833,306
0.90%	669,830	579,751	2,280,933	18,380,021	34,576,484

Total	$767,072	$692,100	$2,369,069	$20,965,871	$40,409,801

	VP Mod	VP Mod	VP Mod	VP Mod	VP Ptnrs
	Aggr,	Aggr,	Conserv,	Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	$1,023,140	$—	$366	$—	$—
0.30%	538,838	376,400	10	10	3,173
0.45%	2,616,025	10,617,082	545,663	738,864	91,388
0.90%	15,858,116	45,908,669	1,977,661	4,693,140	653,580

Total	$20,036,119	$56,902,151	$2,523,700	$5,432,014	$748,141

	VP Sit	VP Vty			WF Adv VT
	Divd Gro,	Estb Val,	Wanger	Wanger	Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.30%	22	11	28,276	32,863	82
0.45%	38,208	35,606	1,069,322	1,552,037	513,289
0.90%	305,749	103,601	4,576,967	4,879,890	638,990

Total	$343,979	$139,218	$5,674,565	$6,464,790	$1,152,361

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	$3,467	$1,408
0.30%	112	24,131
0.45%	113,025	63,207
0.90%	804,070	757,367

Total	$920,674	$846,113

62  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Gro & Inc, Cl B
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03%	(13)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
2010	969	$1.41	to	$1.21	$1,169	—	0.45%	to	0.90%	12.29%		to	11.79%
2009	1,121	$1.25	to	$1.08	$1,210	3.63%	0.45%	to	0.90%	23.96%	(5)	to	19.27%

AB VPS Intl Val, Cl B
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20%	(13)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%	)	to	(20.16%	)
2010	2,393	$1.61	to	$1.49	$3,563	2.45%	0.45%	to	0.90%	3.83%		to	3.37%
2009	4,117	$1.55	to	$1.44	$5,929	1.14%	0.45%	to	0.90%	56.91%	(5)	to	33.15%

AB VPS Lg Cap Gro, Cl B
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15%	(11)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%	)	to	(4.14%	)
2010	88	$1.58	to	$0.94	$83	0.35%	0.45%	to	0.90%	9.34%		to	8.85%
2009	142	$1.44	to	$0.86	$123	—	0.45%	to	0.90%	42.62%	(5)	to	35.88%

AC VP Intl, Cl I
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%	)	to	(12.83%	)
2010	926	$1.66	to	$1.04	$962	2.57%	0.45%	to	0.90%	12.79%		to	12.28%
2009	1,254	$1.47	to	$0.92	$1,156	2.08%	0.45%	to	0.90%	48.72%	(5)	to	32.57%

AC VP Val, Cl I
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
2010	2,284	$1.47	to	$1.68	$3,833	2.19%	0.45%	to	0.90%	12.92%		to	12.41%
2009	2,628	$1.30	to	$1.49	$3,924	5.75%	0.45%	to	0.90%	29.91%	(5)	to	18.79%

Calvert VP SRI Bal
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59%	(13)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
2010	364	$1.43	to	$1.02	$383	1.32%	0.45%	to	0.90%	11.60%		to	11.09%
2009	418	$1.28	to	$0.92	$384	1.85%	0.45%	to	0.90%	27.63%	(5)	to	24.17%

Col VP Bal, Cl 3
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47%	(11)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	14,247	$1.47	to	$1.03	$14,718	—	0.45%	to	0.90%	12.03%		to	11.52%
2009	16,348	$1.31	to	$0.93	$15,142	—	0.45%	to	0.90%	30.33%	(5)	to	23.11%

Col VP Cash Mgmt, Cl 3
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11%	)(13)	to	(0.88%	)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.88%	)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.89%	)
2010	4,118	$0.99	to	$1.11	$4,581	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.89%	)
2009	5,369	$1.00	to	$1.12	$6,026	0.07%	0.45%	to	0.90%	(0.30%	)(5)	to	(0.74%	)

Col VP Div Bond, Cl 3
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21%	(13)	to	(3.27%	)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
2010	7,560	$1.22	to	$1.49	$11,272	4.02%	0.45%	to	0.90%	7.84%		to	7.35%
2009	16,785	$1.13	to	$1.39	$23,317	4.01%	0.45%	to	0.90%	13.38%	(5)	to	13.40%

Col VP Divd Opp, Cl 3
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93%	(13)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%	)	to	(5.86%	)
2010	8,131	$1.63	to	$1.67	$13,561	—	0.45%	to	0.90%	16.31%		to	15.78%
2009	13,915	$1.40	to	$1.44	$20,042	—	0.45%	to	0.90%	39.18%	(5)	to	26.32%

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  63

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Emer Mkts, Cl 3
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75%	(13)	to	(2.68%	)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%	)	to	(21.73%	)
2010	1,086	$2.31	to	$3.30	$3,580	1.54%	0.45%	to	0.90%	19.22%		to	18.68%
2009	1,859	$1.94	to	$2.78	$5,164	0.36%	0.45%	to	0.90%	93.74%	(5)	to	72.52%

Col VP Global Bond, Cl 3
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30%	)(13)	to	(8.54%	)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
2010	1,659	$1.21	to	$1.80	$2,984	3.94%	0.45%	to	0.90%	6.11%		to	5.63%
2009	3,799	$1.14	to	$1.71	$6,477	1.81%	0.45%	to	0.90%	13.99%	(5)	to	10.38%

Col VP Hi Yield Bond, Cl 3
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67%	(13)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
2010	1,927	$1.66	to	$1.84	$3,546	9.15%	0.45%	to	0.90%	13.45%		to	12.94%
2009	2,312	$1.47	to	$1.63	$3,769	10.39%	0.45%	to	0.90%	48.29%	(5)	to	52.47%

Col VP Inc Opp, Cl 2
2013	483	$1.07	to	$0.90	$435	8.77%	0.00%	to	0.90%	5.02%		to	0.89%	(12)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	2.85%	(11)	to	2.85%	(11)

Col VP Inc Opp, Cl 3
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93%	(13)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
2010	483	$1.52	to	$1.36	$656	3.11%	0.45%	to	0.90%	12.55%		to	12.03%
2009	4,065	$1.35	to	$1.21	$4,929	4.99%	0.45%	to	0.90%	34.82%	(5)	to	41.12%

Col VP Intl Opp, Cl 3
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96%	(13)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%	)	to	(13.20%	)
2010	10,001	$1.62	to	$0.84	$8,438	1.42%	0.45%	to	0.90%	13.39%		to	12.87%
2009	11,407	$1.43	to	$0.75	$8,513	1.57%	0.45%	to	0.90%	44.19%	(5)	to	26.40%

Col VP Lg Cap Gro, Cl 3
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64%	(13)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%	)	to	(4.09%	)
2010	2,792	$1.68	to	$0.61	$1,703	—	0.45%	to	0.90%	16.64%		to	16.11%
2009	2,923	$1.44	to	$0.52	$1,534	—	0.45%	to	0.90%	42.81%	(5)	to	35.76%

Col VP Lg Core Quan, Cl 3
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84%	(13)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	28,233	$1.61	to	$0.73	$20,699	—	0.45%	to	0.90%	16.81%		to	16.28%
2009	31,890	$1.38	to	$0.63	$20,086	—	0.45%	to	0.90%	36.80%	(5)	to	23.04%

Col VP Mid Cap Gro Opp, Cl 3
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02%	(13)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%	)	to	(15.83%	)
2010	405	$2.18	to	$1.62	$655	—	0.45%	to	0.90%	25.72%		to	25.15%
2009	584	$1.73	to	$1.29	$754	—	0.45%	to	0.90%	70.03%	(5)	to	61.94%

Col VP Mid Cap Val Opp, Cl 3
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03%	(13)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%	)	to	(9.32%	)
2010	273	$1.85	to	$1.04	$284	—	0.45%	to	0.90%	21.97%		to	21.41%
2009	298	$1.52	to	$0.86	$255	—	0.45%	to	0.90%	49.83%	(5)	to	39.68%

64  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP S&P 500, Cl 3
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16%	(11)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	4,862	$1.56	to	$0.97	$4,709	—	0.45%	to	0.90%	14.19%		to	13.67%
2009	5,286	$1.37	to	$0.85	$4,503	—	0.45%	to	0.90%	36.77%	(5)	to	24.87%

Col VP Select Lg Cap Val, Cl 3
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32%	(13)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%	)	to	(2.58%	)
2010	53	$1.67	to	$0.97	$51	—	0.45%	to	0.90%	19.99%		to	19.44%
2009	53	$1.39	to	$0.82	$43	—	0.45%	to	0.90%	37.30%	(5)	to	25.00%

Col VP Select Sm Cap Val, Cl 3
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96%	(13)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%	)	to	(9.34%	)
2010	660	$1.93	to	$1.48	$978	—	0.45%	to	0.90%	26.23%		to	25.66%
2009	663	$1.53	to	$1.18	$783	—	0.45%	to	0.90%	52.13%	(5)	to	38.56%

Col VP US Govt Mtge, Cl 3
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68%	(13)	to	(2.84%	)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
2010	2,763	$1.07	to	$1.25	$3,448	0.90%	0.45%	to	0.90%	2.55%		to	2.08%
2009	3,379	$1.05	to	$1.22	$4,132	2.98%	0.45%	to	0.90%	4.67%	(5)	to	4.58%

CS Commodity Return
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49%	)(13)	to	(11.08%	)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%	)	to	(2.98%	)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%	)	to	(13.43%	)
2010	772	$1.47	to	$1.01	$780	6.78%	0.45%	to	0.90%	16.14%		to	15.62%
2009	771	$1.27	to	$0.87	$674	12.83%	0.45%	to	0.90%	23.31%	(5)	to	18.40%

EV VT Floating-Rate Inc
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14%	(13)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	475	$1.48	to	$1.10	$524	4.17%	0.45%	to	0.90%	8.63%		to	8.15%
2009	2,701	$1.36	to	$1.01	$2,740	4.76%	0.45%	to	0.90%	35.91%	(5)	to	43.02%

Fid VIP Contrafund, Serv Cl 2
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00%	(11)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%	)	to	(3.65%	)
2010	2,812	$1.71	to	$0.96	$2,689	0.90%	0.45%	to	0.90%	16.39%		to	15.88%
2009	4,392	$1.47	to	$0.82	$3,623	0.98%	0.45%	to	0.90%	45.16%	(5)	to	34.25%

Fid VIP Gro & Inc, Serv Cl
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
2010	4,260	$1.59	to	$1.04	$4,412	0.59%	0.45%	to	0.90%	14.15%		to	13.64%
2009	5,008	$1.39	to	$0.91	$4,562	0.98%	0.45%	to	0.90%	37.33%	(5)	to	26.02%

Fid VIP Mid Cap, Serv Cl
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%	)	to	(11.51%	)
2010	3,485	$1.89	to	$2.39	$8,309	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
2009	4,605	$1.47	to	$1.87	$8,613	0.57%	0.45%	to	0.90%	47.48%	(5)	to	38.76%

Fid VIP Overseas, Serv Cl
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%	)	to	(17.97%	)
2010	1,679	$1.62	to	$1.18	$1,990	1.29%	0.45%	to	0.90%	12.48%		to	11.98%
2009	1,860	$1.44	to	$1.06	$1,968	2.03%	0.45%	to	0.90%	45.20%	(5)	to	25.31%

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  65

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Frank Global Real Est, Cl 2
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54%	(13)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%	)	to	(6.50%	)
2010	1,479	$1.65	to	$1.75	$2,588	2.84%	0.45%	to	0.90%	20.42%		to	19.89%
2009	1,630	$1.37	to	$1.46	$2,379	13.01%	0.45%	to	0.90%	36.46%	(5)	to	18.02%

FTVIPT Frank Sm Cap Val, Cl 2
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77%	(11)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%	)	to	(4.62%	)
2010	992	$1.85	to	$2.30	$2,278	0.75%	0.45%	to	0.90%	27.65%		to	27.07%
2009	1,039	$1.45	to	$1.81	$1,878	1.65%	0.45%	to	0.90%	44.49%	(5)	to	28.00%

FTVIPT Frank Mutual Shares, Cl 2
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61%	(11)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%	)	to	(1.93%	)
2010	1,127	$1.47	to	$1.41	$1,587	1.60%	0.45%	to	0.90%	10.70%		to	10.20%
2009	1,056	$1.33	to	$1.28	$1,350	2.05%	0.45%	to	0.90%	32.61%	(5)	to	24.92%

GS VIT Mid Cap Val, Inst
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69%	(13)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%	)	to	(7.22%	)
2010	2,481	$1.76	to	$2.40	$5,958	0.60%	0.45%	to	0.90%	24.44%		to	23.88%
2009	3,665	$1.41	to	$1.94	$7,107	1.84%	0.45%	to	0.90%	40.54%	(5)	to	31.96%

GS VIT Sm Cap Eq Insights, Inst
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%	)
2010	363	$1.86	to	$1.49	$541	0.56%	0.45%	to	0.90%	29.53%		to	28.95%
2009	409	$1.44	to	$1.15	$472	1.19%	0.45%	to	0.90%	43.14%	(5)	to	26.53%

GS VIT U.S. Eq Insights, Inst
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38%	(13)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
2010	1,947	$1.48	to	$0.91	$1,768	1.41%	0.45%	to	0.90%	12.34%		to	11.83%
2009	2,341	$1.32	to	$0.81	$1,896	1.99%	0.45%	to	0.90%	30.79%	(5)	to	20.06%

Invesco VI Am Fran, Ser I
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80%	)(10)	to	(3.09%	)(10)

Invesco VI Comstock, Ser II
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89%	(13)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%	)	to	(2.98%	)
2010	287	$1.66	to	$0.85	$244	0.33%	0.45%	to	0.90%	15.17%		to	14.66%
2009	3,178	$1.44	to	$0.74	$2,351	4.54%	0.45%	to	0.90%	43.01%	(5)	to	27.26%

Invesco VI Core Eq, Ser I
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%	)	to	(0.96%	)
2010	6,251	$1.51	to	$1.87	$11,709	0.96%	0.45%	to	0.90%	9.07%		to	8.57%
2009	7,110	$1.38	to	$1.73	$12,272	1.81%	0.45%	to	0.90%	37.80%	(5)	to	27.15%

Invesco VI Div Divd, Ser I
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96%	(13)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97%	)(9)	to	(8.25%	)(9)

Invesco VI Intl Gro, Ser II
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65%	(13)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%	)	to	(7.82%	)
2010	1,055	$1.62	to	$0.91	$965	0.64%	0.45%	to	0.90%	12.10%		to	11.60%
2009	6,942	$1.45	to	$0.82	$5,674	1.91%	0.45%	to	0.90%	44.73%	(5)	to	33.70%

66  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Mid Cap Gro, Ser I
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88%	(13)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02%	)(10)	to	(2.32%	)(10)

Invesco VI Tech, Ser I
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72%	(13)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%	)	to	(5.90%	)
2010	168	$1.99	to	$1.49	$251	—	0.45%	to	0.90%	20.76%		to	20.22%
2009	183	$1.65	to	$1.24	$227	—	0.45%	to	0.90%	61.95%	(5)	to	55.99%

Janus Aspen Enterprise, Serv
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%	)	to	(2.53%	)
2010	610	$1.92	to	$0.86	$529	—	0.45%	to	0.90%	24.96%		to	24.40%
2009	665	$1.53	to	$0.69	$462	—	0.45%	to	0.90%	52.61%	(5)	to	43.15%

Janus Aspen Global Tech, Serv
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23%	(13)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%	)	to	(9.47%	)
2010	1,879	$2.03	to	$0.68	$1,269	—	0.45%	to	0.90%	23.84%		to	23.28%
2009	2,011	$1.64	to	$0.55	$1,102	—	0.45%	to	0.90%	62.40%	(5)	to	55.49%

Janus Aspen Janus, Serv
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73%	(11)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%	)	to	(6.38%	)
2010	548	$1.62	to	$0.95	$518	0.07%	0.45%	to	0.90%	13.74%		to	13.23%
2009	7,009	$1.42	to	$0.83	$5,851	0.40%	0.45%	to	0.90%	40.48%	(5)	to	34.79%

Janus Aspen Overseas, Serv
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24%	(13)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%	)	to	(32.94%	)
2010	2,888	$2.34	to	$2.06	$5,958	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
2009	3,449	$1.88	to	$1.66	$5,741	0.41%	0.45%	to	0.90%	85.74%	(5)	to	77.47%

MFS Inv Gro Stock, Serv Cl
2013	1,451	$1.10	to	$1.14	$2,060	0.42%	0.30%	to	0.90%	12.97%	(13)	to	28.89%
2012	1,833	$1.91	to	$0.89	$1,907	0.22%	0.45%	to	0.90%	16.16%		to	15.63%
2011	2,108	$1.64	to	$0.77	$1,848	0.26%	0.45%	to	0.90%	(0.08%	)	to	(0.53%	)
2010	2,475	$1.64	to	$0.77	$1,911	0.60%	0.45%	to	0.90%	11.65%		to	11.15%
2009	12,188	$1.47	to	$0.69	$8,466	0.13%	0.45%	to	0.90%	46.08%	(5)	to	37.85%

MFS New Dis, Serv Cl
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41%	(13)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%	)	to	(11.30%	)
2010	1,286	$2.40	to	$1.33	$1,710	—	0.45%	to	0.90%	35.33%		to	34.72%
2009	1,169	$1.77	to	$0.99	$1,153	—	0.45%	to	0.90%	75.37%	(5)	to	61.46%

MFS Utilities, Serv Cl
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44%	(11)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	475	$1.55	to	$2.54	$1,208	3.02%	0.45%	to	0.90%	13.00%		to	12.49%
2009	484	$1.37	to	$2.26	$1,095	4.36%	0.45%	to	0.90%	35.47%	(5)	to	31.68%

MS UIF Global Real Est, Cl II
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24%	(13)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%	)	to	(10.96%	)
2010	250	$2.00	to	$0.81	$204	3.47%	0.45%	to	0.90%	21.77%		to	21.22%
2009	1,622	$1.65	to	$0.67	$1,090	0.02%	0.45%	to	0.90%	63.95%	(5)	to	40.15%

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  67

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MS UIF Mid Cap Gro, Cl II
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45%	(11)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%	)	to	(8.00%	)
2010	210	$2.20	to	$1.17	$246	—	0.45%	to	0.90%	31.68%		to	31.09%
2009	152	$1.67	to	$0.89	$136	—	0.45%	to	0.90%	65.91%	(5)	to	55.95%

Oppen Global VA, Serv
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21%	(11)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%	)	to	(9.35%	)
2010	562	$1.75	to	$1.05	$590	0.93%	0.45%	to	0.90%	15.19%		to	14.67%
2009	337	$1.52	to	$0.92	$308	1.88%	0.45%	to	0.90%	52.47%	(5)	to	38.10%

Oppen Global Strategic Inc VA, Srv
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00%	(14)	to	(1.26%	)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%	)
2010	2,445	$1.36	to	$1.28	$3,131	14.27%	0.45%	to	0.90%	14.26%		to	13.74%
2009	7,085	$1.19	to	$1.13	$7,976	0.22%	0.45%	to	0.90%	19.74%	(5)	to	17.35%

Oppen Main St Sm Cap VA, Serv
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57%	(11)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%	)	to	(3.26%	)
2010	275	$1.88	to	$0.99	$273	0.44%	0.45%	to	0.90%	22.50%		to	21.95%
2009	296	$1.53	to	$0.82	$242	0.64%	0.45%	to	0.90%	52.02%	(5)	to	35.65%

PIMCO VIT All Asset, Advisor Cl
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%	)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66%	(11)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
2010	2,188	$1.42	to	$1.18	$2,587	5.98%	0.45%	to	0.90%	12.50%		to	11.99%
2009	4,921	$1.26	to	$1.06	$5,193	7.35%	0.45%	to	0.90%	25.97%	(5)	to	20.34%

Put VT Global Hlth Care, Cl IB
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46%	(13)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%	)	to	(2.06%	)
2010	146	$1.29	to	$1.35	$197	1.96%	0.45%	to	0.90%	2.01%		to	1.55%
2009	156	$1.26	to	$1.33	$207	10.90%	0.45%	to	0.90%	26.74%	(5)	to	24.87%

Put VT Hi Yield, Cl IB
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
2010	395	$1.63	to	$1.91	$755	7.93%	0.45%	to	0.90%	13.53%		to	13.02%
2009	499	$1.43	to	$1.69	$845	10.55%	0.45%	to	0.90%	43.77%	(5)	to	48.84%

Put VT Intl Eq, Cl IB
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11%	(13)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%	)	to	(17.68%	)
2010	85	$1.55	to	$1.51	$128	3.62%	0.45%	to	0.90%	9.53%		to	9.04%
2009	112	$1.42	to	$1.39	$155	—	0.45%	to	0.90%	42.55%	(5)	to	23.52%

Put VT Multi-Cap Gro, Cl IA
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%	)	to	(5.73%	)
2010	5,155	$1.65	to	$1.47	$7,574	0.59%	0.45%	to	0.90%	19.34%		to	18.80%
2009	5,843	$1.38	to	$1.24	$7,225	0.68%	0.45%	to	0.90%	37.02%	(5)	to	31.30%

Put VT Multi-Cap Gro, Cl IB
2013	272	$1.13	to	$1.66	$456	0.50%	0.30%	to	0.90%	16.44%	(13)	to	35.22%
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%	)	to	(5.93%	)
2010	311	$1.13	to	$1.13	$352	—	0.45%	to	0.90%	13.18%	(8)	to	13.04%	(8)

68  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Royce Micro-Cap, Invest Cl
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%	)	to	(12.89%	)
2010	1,458	$2.20	to	$2.91	$4,244	1.83%	0.45%	to	0.90%	29.38%		to	28.80%
2009	1,689	$1.70	to	$2.26	$3,820	—	0.45%	to	0.90%	69.16%	(5)	to	56.63%

Third Ave Val
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%	)	to	(22.01%	)
2010	1,762	$1.79	to	$2.05	$3,612	3.85%	0.45%	to	0.90%	13.55%		to	13.04%
2009	2,126	$1.58	to	$1.82	$3,858	—	0.45%	to	0.90%	55.77%	(5)	to	44.05%

VP Aggr, Cl 2
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67%	(11)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%	)	to	(3.97%	)
2010	1,262	$1.13	to	$1.12	$1,416	—	0.45%	to	0.90%	13.71%	(7)	to	13.37%	(7)

VP Aggr, Cl 4
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58%	(13)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%	)	to	(3.79%	)
2010	13,081	$1.13	to	$1.12	$14,675	—	0.45%	to	0.90%	13.71%	(7)	to	13.37%	(7)

VP BR Gl Infl Prot Sec, Cl 3
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27%	(13)	to	(6.33%	)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
2010	819	$1.12	to	$1.19	$979	0.78%	0.45%	to	0.90%	3.65%		to	3.19%
2009	5,531	$1.08	to	$1.16	$6,404	10.00%	0.45%	to	0.90%	8.15%	(5)	to	5.88%

VP Conserv, Cl 2
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04%	(11)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	151	$1.05	to	$1.05	$158	—	0.45%	to	0.90%	5.63%	(7)	to	5.32%	(7)

VP Conserv, Cl 4
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71%	(13)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	1,937	$1.05	to	$1.05	$2,025	—	0.45%	to	0.90%	5.63%	(7)	to	5.32%	(7)

VP Mod, Cl 2
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51%	(11)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%	)	to	(0.63%	)
2010	3,772	$1.10	to	$1.09	$4,127	—	0.45%	to	0.90%	9.89%	(7)	to	9.56%	(7)

VP Mod, Cl 4
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03%	(13)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%	)	to	(0.54%	)
2010	34,763	$1.10	to	$1.09	$38,032	—	0.45%	to	0.90%	9.89%	(7)	to	9.56%	(7)

VP Mod Aggr, Cl 2
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08%	(11)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%	)	to	(2.32%	)
2010	3,107	$1.12	to	$1.11	$3,455	—	0.45%	to	0.90%	11.69%	(7)	to	11.35%	(7)

VP Mod Aggr, Cl 4
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75%	(13)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%	)	to	(2.22%	)
2010	39,739	$1.12	to	$1.11	$44,226	—	0.45%	to	0.90%	11.79%	(7)	to	11.45%	(7)

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  69

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Conserv, Cl 2
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70%	(11)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	558	$1.07	to	$1.07	$597	—	0.45%	to	0.90%	7.50%	(7)	to	7.17%	(7)

VP Mod Conserv, Cl 4
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46%	(13)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	6,731	$1.07	to	$1.07	$7,211	—	0.45%	to	0.90%	7.60%	(7)	to	7.27%	(7)

VP Ptnrs Sm Cap Val, Cl 3
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13%	(13)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%	)	to	(5.31%	)
2010	358	$1.85	to	$1.86	$667	—	0.45%	to	0.90%	23.87%		to	23.31%
2009	2,991	$1.49	to	$1.51	$4,521	—	0.45%	to	0.90%	48.03%	(5)	to	35.33%

VP Sit Divd Gro, Cl 3
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17%	(13)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%	)	to	(4.37%	)
2010	410	$1.62	to	$0.85	$348	—	0.45%	to	0.90%	11.03%		to	10.52%
2009	8,520	$1.46	to	$0.77	$6,550	—	0.45%	to	0.90%	44.68%	(5)	to	30.15%

VP Vty Estb Val, Cl 3
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86%	(13)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%	)	to	(7.28%	)
2010	120	$1.78	to	$1.14	$137	—	0.45%	to	0.90%	21.32%		to	20.77%
2009	77	$1.47	to	$0.94	$73	—	0.45%	to	0.90%	45.45%	(5)	to	35.40%

Wanger Intl
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20%	(13)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%	)	to	(15.39%	)
2010	2,612	$2.01	to	$2.13	$5,563	2.16%	0.45%	to	0.90%	24.36%		to	23.80%
2009	4,069	$1.61	to	$1.72	$7,000	3.77%	0.45%	to	0.90%	62.35%	(5)	to	48.44%

Wanger USA
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75%	(13)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%	)	to	(4.36%	)
2010	2,815	$1.87	to	$2.01	$5,652	—	0.45%	to	0.90%	22.80%		to	22.25%
2009	4,200	$1.52	to	$1.64	$6,898	—	0.45%	to	0.90%	51.36%	(5)	to	40.95%

WF Adv VT Intl Eq, Cl 2
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22%	(13)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%	)	to	(13.69%	)
2010	924	$1.50	to	$1.49	$1,377	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
2009	1,101	$1.30	to	$1.29	$1,420	3.82%	0.45%	to	0.90%	30.30%	(6)	to	29.79%	(6)

WF Adv VT Opp, Cl 2
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53%	(11)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%	)	to	(6.36%	)
2010	140	$1.93	to	$1.77	$247	0.77%	0.45%	to	0.90%	23.20%		to	22.65%
2009	121	$1.56	to	$1.45	$175	—	0.45%	to	0.90%	55.37%	(5)	to	46.41%

WF Adv VT Sm Cap Gro, Cl 2
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93%	(11)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%	)	to	(5.45%	)
2010	322	$2.16	to	$2.11	$681	—	0.45%	to	0.90%	26.20%		to	25.64%
2009	349	$1.71	to	$1.68	$587	—	0.45%	to	0.90%	70.90%	(5)	to	51.28%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition

70  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT

of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on Jan. 23, 2009.
(6)	New subaccount operations commenced on Feb. 13, 2009.
(7)	New subaccount operations commenced on May 7, 2010.
(8)	New subaccount operations commenced on Sept. 24, 2010.
(9)	New subaccount operations commenced on April 29, 2011.
(10)	New subaccount operations commenced on April 27, 2012.
(11)	New subaccount operations commenced on Nov. 19, 2012.
(12)	New subaccount operations commenced on April 26, 2013.
(13)	New subaccount operations commenced on Aug. 19, 2013.
(14)	New subaccount operations commenced on Oct. 21, 2013.

RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III – 2013 ANNUAL REPORT  71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)

Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax		$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of
New York is authorized to sell insurance and annuities in New York.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
S-6211 T (5/14)